UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:   11/30
                         --------------

AXP(R)
   High Yield
       Tax-Exempt
              Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2003

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

--------------------------------------------------------------------------------
(logo)                                                               (logo)
American                                                            AMERICAN
  Express(R)                                                         EXPRESS(R)
 Funds
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                   3

Questions & Answers
   with Portfolio Management                    4

The Fund's Long-term Performance                8

Investments in Securities                       9

Financial Statements (Portfolio)               42

Notes to Financial Statements (Portfolio)      45

Independent Auditors' Report (Portfolio)       49

Financial Statements (Fund)                    50

Notes to Financial Statements (Fund)           53

Independent Auditors' Report (Fund)            61

Federal Income Tax Information                 62

Board Members and Officers                     65

Proxy Voting                                   67

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Fund Snapshot AS OF NOV. 30, 2003

PORTFOLIO MANAGER

Portfolio manager                                         Terry Fettig*
Since                                                              1/01
Years in industry                                                    25

* The Fund is managed by a team of portfolio managers led by Terry Fettig.

FUND OBJECTIVE

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates
A: 5/7/79       B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: INHYX        B: IHYBX        C: AHECX        Y: --

Total net assets                                         $4.670 billion

Number of holdings                                                  659

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT.  LONG
               X     HIGH
               X     MEDIUM   QUALITY
               X     LOW

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

(pie chart)

Insured 42.2%
Non-insured 57.6%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                              59.2%
AA bonds                               12.9
A bonds                                 5.4
BBB bonds                               9.6
BB bonds                                7.9
B bonds                                 2.7
CCC bonds                               0.2
D bonds                                 0.7
Non-rated bonds                         1.4

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

TOP TEN STATES

Percentage of portfolio assets

California                             13.9%
New York                                7.9
Texas                                   5.9
Florida                                 5.9
Illinois                                4.8
Washington                              4.7
Colorado                                4.5
North Carolina                          4.3
Connecticut                             4.0
Minnesota                               3.8

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio manager Terry Fettig discusses the Fund's positioning and results for the 12 months ended Nov. 30, 2003. In February 2003, the Fund moved to a sector-based team management approach under Mr. Fettig's leadership.

Q:   How did AXP High Yield Tax-Exempt Fund perform for fiscal year 2003?

A: AXP High Yield Tax-Exempt Fund's Class A shares (excluding sales charge) rose 6.39% for the 12 months ended Nov. 30, 2003. This was slightly less than the unmanaged Lehman Brothers Municipal Bond Index, which increased 6.65% for the period. The Lipper General Municipal Debt Funds Index, representing the Fund's peer group, rose 6.83% for the same time frame.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt bond market was quite strong over the annual period, outperforming the taxable bond market. The Lehman Brothers Municipal Bond Index gained 6.65% for the 12 months compared to the Lehman Brothers Aggregate Bond Index's* 5.18% return. Indeed, municipal market yields rallied in spite of high municipal issuance. Supply of municipal bonds for the first 11 months of 2003 was on pace to match if not surpass the record $358 billion set in calendar year 2002. Many municipal issuers sought to refund their existing higher interest debt, issuing new bonds at the lower interest rates available. Still, demand kept up with supply. Retail investors turned to municipal bonds to

* The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund. We have included this index in our portfolio management Q&A because the index measures taxable bonds.

(bar chart)

                               PERFORMANCE COMPARISON
                          For the year ended Nov. 30, 2003
8%

7%        (bar 1)               (bar 2)               (bar 3)
          +6.39%                +6.65%                 +6.83%
6%

5%

4%

3%

2%

1%

0%

(bar 1) AXP High Yield Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Municipal Bond Index (unmanaged)
(Bar 3) Lipper General Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We concentrated primarily on seeking better-structured bonds, opportunistically selling the portfolio's noncallable bonds and adding bonds with call features and higher coupons. (end callout quote)

     diversify their portfolios. Extremely low interest rates on short-term money market securities also played a role in the strength of municipal securities, as investors sought higher yields from longer-term securities that were generally tax-exempt. Institutional investors, especially insurance companies, sought municipal bonds' attractive rates as well.

     Even against this positive backdrop, the annual period encompassed significant volatility within the municipal bond market. For example, in July 2003,

AVERAGE ANNUAL TOTAL RETURNS

                          Class A                Class B                       Class C                  Class Y
(Inception dates)        (5/7/79)               (3/20/95)                     (6/26/00)                (3/20/95)
                     NAV(1)     POP(2)      NAV(1)    After CDSC(3)     NAV(1)    After CDSC(4)   NAV(5)     POP(5)
as of Nov. 30, 2003
1 year               +6.39%     +1.35%      +5.60%       +1.60%         +5.59%       +5.59%       +6.51%     +6.51%
5 years              +4.52%     +3.51%      +3.74%       +3.58%           N/A          N/A        +4.63%     +4.63%
10 years             +5.27%     +4.75%        N/A          N/A            N/A          N/A          N/A        N/A
Since inception        N/A        N/A       +5.04%       +5.04%         +5.76%       +5.76%       +5.95%     +5.95%

as of Dec. 31, 2003
1 year               +4.66%     -0.31%      +3.88%       -0.12%         +3.87%        3.87%       +5.01%     +5.01%
5 years              +4.65%     +3.64%      +3.86%       +3.70%           N/A          N/A        +4.75%     +4.75%
10 years             +5.19%     +4.68%        N/A          N/A            N/A          N/A          N/A        N/A
Since inception        N/A        N/A       +5.08%       +5.08%         +5.84%       +5.84%       +5.99%     +5.99%

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
5   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Questions & Answers

     the Lehman Brothers Municipal Bond Index declined more in one month than it had in nine years, and in September, the Index moved up more in one month than it had in eight years. Concerns about municipal credit quality persisted through much of the fiscal year, as municipalities across the country experienced budget deficits due primarily to declining revenue sources. However, the asset class, with only pockets of exception, maintained a high credit quality overall.

     As of Nov. 30, 2003, the one-year general obligation bond was offering yields of nearly 79% that of same-maturity U.S. Treasuries, and 30-year general obligation bonds were offering yields of approximately 94% that of long-term U.S. Treasury bonds. This made longer-term municipal bond yields particularly attractive for investors seeking diversification within alternative asset classes. The municipal yield curve was in a steepened position for most of the annual period.

     Our general focus was to position the Fund to take advantage of the positive trends in the municipal bond market. The Fund modestly underperformed during the annual period primarily due to mixed results from individual issues.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We made several strategic moves within the Fund during the annual period. We continued to upgrade the overall credit quality of the portfolio. We reduced exposure to non-rated or non-investment grade bonds and redeployed those assets into investment grade bonds. Non-rated bonds do not usually react to market movements like investment grade bonds. So, in a down market they tend to hold up better, but in an up market their performance lags. As of Nov. 30, 2003, approximately 87% of invested portfolio assets were in investment grade bonds. We gradually moved to a neutral duration versus the benchmark and from a concentration in intermediate-term bonds to a laddered portfolio structure that more closely mirrored the Lehman Brothers Municipal Bond Index. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. These moves were made in an effort both to reduce the volatility and risks associated with interest rate movements and to produce more consistent returns. We avoided tobacco-related issues and continued to

--------------------------------------------------------------------------------
6   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Questions & Answers

     reduce the Fund's position in airline special facility issues. We also reduced the Fund's position in inverse floaters. Inverse floaters move opposite to interest rates and tend to underperform in a rising rate environment. We continue to invest approximately 5.9% of net assets in inverse floaters as they continue to generate income for the Fund.

     We concentrated primarily on seeking better-structured bonds, opportunistically selling the portfolio's noncallable bonds and adding bonds with call features and higher coupons. A callable bond is one redeemable by the issuer before the scheduled maturity, whereby the issuer pays the bondholder a premium price if the security is retired early. A noncallable bond is one that cannot be redeemed prior to maturity at the option of the issuer. Given that bonds are usually called when interest rates fall significantly enough that the issuer can save money by issuing new bonds at lower rates, noncallable bonds historically perform better in a declining interest rate environment, which we took advantage of during the year.

     Overall, we continued to diversify the Fund's holdings by sector and by geography, with assets allocated across various states, cities, counties and special districts to further help manage risk.

Q:   How do you intend to manage the Fund in the coming months?

A: We expect the U.S. economy to continue to improve. We believe inflation will remain subdued and that interest rates will stay relatively low for some time but will begin to trend higher during 2004. We believe several states have taken the hard steps necessary to put their budgets back on track, including raising taxes, increasing user fees and cutting programs. While this fiscal policy will likely take some time before being reflected in municipal credit quality upgrades, it is well worth noting that even with widespread financial difficulties, the default rate on investment grade municipal bond obligations remains extremely low.

     We intend to maintain our focus on seeking higher-quality securities with good structure, on diversifying the portfolio using our sector-based management approach and on maintaining a competitive dividend yield exempt from federal income taxes.

--------------------------------------------------------------------------------
7   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

The Fund's Long-term Performance

This chart illustrates the total value of an assumed $10,000 investment in AXP High Yield Tax-Exempt Fund Class A shares (from 12/1/93 to 11/30/03) as compared to the performance of two widely cited performance indices, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

(mountain chart)

                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                        IN AXP HIGH YIELD TAX-EXEMPT FUND

AXP High Yield
  Tax-Exempt Fund Class A    $ 9,525  $8,974  $10,647  $11,075  $11,946  $12,755  $12,517 $13,337  $14,283  $14,956  $15,911
Lehman Brothers
  Municipal Bond Index(1)    $10,000  $9,475  $11,266  $11,928  $12,783  $13,775  $13,628 $14,743  $16,033  $17,046  $18,180
Lipper General Municipal
  Debt Funds Index(2)        $10,000  $9,358  $11,116  $11,696  $12,538  $13,435  $13,035 $13,983  $15,098  $15,870  $16,954

                               '93       '94     '95      '96      '97      '98      '99     '00      '01      '02      '03

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                          Average Annual Total Returns
                  Class A with Sales Charge as of Nov. 30, 2003
1 year                                                               +1.35%
5 years                                                              +3.51%
10 years                                                             +4.75%

             Results for other share classes can be found on page 5.

--------------------------------------------------------------------------------
8   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio

Nov. 30, 2003

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.6%)

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Alabama (0.7%)
Huntsville Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14            5.50%              $3,425,000               $3,896,999
Mobile General Obligation Unlimited Warrants
  Series 2001 (AMBAC Insured)
   02-15-12            4.75                1,000,000                1,084,170
Oxford Municipal Special Assessment
  Improvement Revenue Bonds
  Cidar Ridge Series 2001
   08-01-16            8.50               11,870,000               12,153,456
State Public School & College Authority
  Capital Improvement Revenue Bonds
  Series 1999D (FSA Insured)
   08-01-18            5.50               11,195,000               12,392,193
University of Alabama Revenue Bonds
  Series 2003A (AMBAC Insured)
   06-01-08            5.00                3,955,000                4,367,902
Total                                                              33,894,720

Alaska (0.6%)
Industrial Development & Exploration Authority
  Electric Power Revenue Bonds
  Upper Lynn Canal Regional Power
  Series 1997 A.M.T.
   01-01-18            5.80                  830,000                  722,117
   01-01-32            5.88                3,245,000                2,651,587
North Slope Borough
  Unlimited General Obligation Bonds
  Zero Coupon Series 1994B
  (FSA Insured)
   06-30-04            7.05                7,000,000(c)             6,951,210
   06-30-05            7.15                7,000,000(c)             6,819,050
State Energy Authority Power
  Refunding Revenue Bonds
  Bradley Lake 3rd Series 1999
  (FSA Insured)
   07-01-14            6.00                2,000,000                2,335,900
State Unlimited General Obligation Bonds
  Series 2003B (FSA Insured)
   07-15-06            5.00                9,445,000               10,226,573
Total                                                              29,706,437

Arizona (1.7%)
Flagstaff Industrial Development Authority
  Lifecare Revenue Bonds
  Northern Arizona Senior Living
  Community Series 1998
   09-01-38            6.30                5,165,000                4,578,876
Maricopa County
  Industrial Development Authority
  Education Revenue Bonds
  Horizon Community Learning Center
  Series 2000
   06-01-23            7.95                9,750,000               10,400,911
Maricopa County
  Industrial Development Authority
  Multi-family Housing
  Revenue Bonds Series 1996B
   07-01-26            7.38                2,140,000                2,462,327
Maricopa County School District #97
  Unlimited General Obligation
  Refunding Bonds Deer Valley
  Series 2003 (FGIC Insured)
   07-01-06            4.00                4,885,000                5,155,727
Maricopa County School District
  Unlimited General Obligation
  Refunding Bonds Temple Elementary
  Series 2001 (FSA Insured)
   07-01-12            5.00                1,240,000                1,376,189

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Arizona (cont.)
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC Insured)
   07-01-09            5.00%              $3,335,000               $3,725,495
Phoenix Civic Improvement Excise Tax
  Revenue Bonds Series 2003A
  (MBIA Insured)
   07-01-09            5.00                1,585,000                1,770,588
   07-01-19            5.00                2,000,000                2,109,620
Phoenix Civic Improvement Water System
  Junior Lien Refunding Revenue Bonds
  Series 2001 (FGIC Insured)
   07-01-12            5.00                1,800,000                1,997,694
Phoenix Industrial Development Authority
  Refunding Revenue Bonds
  Christian Care Apartments
  Series 1995A
   01-01-26            6.50                9,525,000                9,665,970
Pima County Industrial Development Authority
  Educational Revenue Bonds
  Life School College Preparatory
  Series 2001A
   07-01-31            8.13                7,355,000                6,831,250
Salt River Project Agricultural Improvement &
  Power District Electric System
  Refunding Revenue Bonds
  Series 2002A
   01-01-19            5.25                5,000,000                5,428,800
State School Facilities Board
  School Improvement Revenue Bonds
  Series 2002
   07-01-14            5.25                4,100,000                4,574,165
State Transportation Board
  Toll Road Highway
  Refunding Revenue Bonds
  Series 2003A
   07-01-06            5.00                6,720,000                7,269,830
Tucson Street & Highway User Senior Lien
  Refunding Revenue Bonds
  Series 2003 (AMBAC Insured)
   07-01-06            4.50                6,000,000                6,407,760
Tucson Water System
  Refunding Revenue Bonds
  Series 2002 (FGIC Insured)
   07-01-12            5.50                1,345,000                1,542,190
   07-01-13            5.50                2,380,000                2,769,915
   07-01-14            5.50                1,500,000                1,727,685
Total                                                              79,794,992

Arkansas (0.3%)
State Development Finance Authority
  Single Family Mortgage Revenue Bonds
  Series 2001II Inverse Floater
  (GNMA/FNMA Insured) A.M.T.
   07-01-33           13.25                2,840,000(d)             2,975,184
State Development Finance Authority
  Single Family Mortgage Revenue Bonds
  Series 2003B (GNMA/FNMA Insured) A.M.T.
   01-01-29            5.00                2,000,000                1,991,420
University of Arkansas Revenue Bonds
  Fayetteville Campus Series 2002
  (FGIC Insured)
   12-01-09            5.00                2,695,000                3,018,292
   12-01-10            5.00                2,505,000                2,809,132
Washington County District #5
  General Obligation Improvement
  Refunding Bonds Series 1999
   02-01-09            7.00                7,135,000(b)             5,208,550
Total                                                              16,002,578

California (13.5%)
ABAG Finance Authority
  for Nonprofit Corporations
  Certificates of Participation
  International School Series 1996
   05-01-26            7.38                8,000,000                8,287,440
Calleguas-Las Virgines Public Financing Authority
  Revenue Bonds Series 2003A
  (MBIA Insured)
   07-01-33            5.00                5,905,000                6,009,932
Contra Costa County
  Residential Rent Facility
  Multi-family Housing Revenue Bonds
  Cypress Meadows Series 1998E A.M.T.
   09-01-28            7.00                5,000,000(b)             3,956,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

California (cont.)
Golden State Tobacco Securitization
  California Tobacco Settlement
  Enhanced Asset-backed Revenue Bonds
  Series 2003B
   06-01-28            5.38%              $7,500,000               $7,405,050
   06-01-33            5.50                5,000,000                4,958,350
Health Facilities Financing Authority
  Revenue Bonds Residual Certificates
  Series 2000 Inverse Floater
   07-01-10           14.77                3,660,000(d)             4,937,999
Lake Elsinore Public Financing Authority
  Local Agency Revenue Bonds
  Series 1997F
   09-01-20            7.10               11,395,000               12,053,973
Livermore-Amador Valley Water Management Agency
  Revenue Bonds Series 2001A
  (AMBAC Insured)
   08-01-31            5.00                4,000,000                4,060,920
Long Beach Harbor Revenue Bonds
  Series 2000A (FGIC Insured) A.M.T.
   05-15-23            5.25               15,195,000               15,774,385
Los Angeles County Sanitation Districts
  Financing Authority Revenue Bonds
  Series 2003A (FSA Insured)
   10-01-19            5.00                2,000,000                2,115,220
Los Angeles Unified School District
  Government Obligation Bonds
  Series 2000 Inverse Floater
  (FGIC Insured)
   07-01-18           14.42                3,330,000(d)             4,393,169
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  1997 Election
  Series 2002E (MBIA Insured)
   01-01-27            5.13               13,500,000               13,932,000
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2003A (MBIA Insured)
   01-01-28            5.00                2,000,000                2,041,720
Los Angeles Unified School District
  Unlimited General Obligation Refunding
  Bonds Series 2002 (MBIA Insured)
   07-01-15            5.75                5,000,000                5,879,450
   07-01-16            5.75                5,000,000                5,868,100
Los Angeles Wastewater System
  Refunding Revenue Bonds
  Series 2003A (MBIA Insured)
   06-01-27            5.00               10,000,000               10,215,100
Los Angeles Wastewater System
  Refunding Revenue Bonds
  Series 2003B (MBIA Insured)
   06-01-11            5.00               13,925,000               15,556,175
Modesto Irrigation District Certificates of Participation
  Capital Improvements Refunding Bonds
  Series 2003A (MBIA Insured)
   07-01-18            5.00                1,610,000                1,712,573
Northern California Power Agency
  Geothermal #3 Revenue Bonds
  Series 1987A
   07-01-09            5.00               49,635,000               52,919,320
Port of Oakland Revenue Bonds
  Inverse Floater Series 2000A
  (FGIC Insured) A.M.T.
   11-01-15           14.72                2,210,000(d)             2,937,687
Port of Oakland Revenue Bonds
  Inverse Floater Series 2000B
  (FGIC Insured) A.M.T.
   11-01-16           14.72                2,000,000(d)             2,611,920
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Series 1995
   07-01-21            6.50                8,000,000                8,813,600
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds
  Series 2003S (FSA Insured)
   11-15-09            5.00                6,490,000                7,323,835
Sacramento Sanitation District Financing Authority
  Refunding Revenue Bonds Series 2001
  (AMBAC Insured)
   12-01-27            5.00               20,000,000               20,350,200
San Diego Unified School District
  Capital Appreciation Unlimited
  General Obligation Bonds 1998 Election
  Series 2002D (FGIC Insured)
   07-01-27            5.00                8,000,000                8,157,520

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

California (cont.)
San Diego Unified School District
  General Obligation Bonds Series 2000B
  Inverse Floater (MBIA Insured)
   07-01-20           12.93%              $3,180,000(d)            $3,625,009
   07-01-21           12.90                1,865,000(d)             2,099,356
   07-01-22           12.93                1,370,000(d)             1,523,509
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2003E (FSA Insured)
   07-01-18            5.25                6,250,000                6,838,563
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  2nd Series 2000A (FGIC Insured) A.M.T.
   05-01-22            5.25               14,150,000               14,743,027
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14           14.67                1,080,000(d)             1,468,174
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15           14.62                1,150,000(d)             1,545,359
San Francisco City & County Airport Commission
  International Airport Revenue Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16           15.00                1,220,000(d)             1,625,516
San Francisco City & County Public Utilities
  Commission Refunding Revenue Bonds
  Series 2002A (MBIA Insured)
   11-01-32            5.00               18,000,000               18,300,600
San Jose Financing Authority Lease
  Refunding Revenue Bonds
  Civic Center Project Series 2002B
  (AMBAC Insured)
   06-01-37            5.00                5,000,000                5,062,800
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Series 2002 (MBIA Insured)
   08-01-32            5.00                8,195,000                8,314,483
Solano County Community College
  District 2002 Election
  Unlimited General Obligation Bonds
  Series 2003A (MBIA Insured)
   08-01-20            5.00                4,495,000                4,721,233
South Placer Wastewater Authority Revenue
  Bonds Series 2000A (FGIC Insured)
   11-01-23            5.25               11,060,000               12,820,199
South Tahoe Joint Powers
  Financing Authority
  Refunding Revenue Bonds
  South Tahoe Area #1 Series 1995B
   10-01-28            6.00                4,400,000                4,560,512
State Department of Water Resources
  Power Supply Revenue Bonds
  Series 2002A (MBIA Insured)
   05-01-10            5.25               14,500,000               16,317,430
State Educational Facilities Authority Revenue
  Bonds University of Southern California
  Series 2003A
   10-01-33            5.00                6,500,000                6,612,775
State Health Facilities Financing Authority
  Lucile Salter Packard Hospital
  Revenue Bonds
  Series 2003C (AMBAC Insured)
   08-15-25            5.00                6,340,000                6,473,457
State Infrastructure & Economic Development
  Revenue Bonds Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC Insured)
   07-01-29            5.00                6,000,000                6,127,980
State Unlimited General Obligation Bonds
  Residual Certificates Series 1999
  Inverse Floater (MBIA Insured)
   12-01-16           14.66                5,410,000(d)             7,660,290
State Unlimited General Obligation Bonds
  Series 1997 (AMBAC Insured)
   10-01-18            5.00                6,870,000                7,210,202
State Unlimited General Obligation Bonds
  Series 2000
   12-01-23            5.25               20,725,000               20,940,747
   10-01-25            5.38                5,000,000                5,045,950
State Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (MBIA Insured)
   12-01-21           13.24                6,910,000(d)             7,944,773
State Unlimited General Obligation Bonds
  Series 2001
   06-01-27            5.13                2,500,000                2,461,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

California (cont.)
State Unlimited General Obligation Bonds
  Series 2003
   02-01-17            5.25%             $16,735,000              $17,513,847
   02-01-21            5.25                2,500,000                2,551,825
   11-01-22            5.00                5,000,000                4,972,350
   11-01-24            5.13                8,000,000                7,964,160
   02-01-28            5.25               17,000,000               16,990,310
   02-01-29            5.25                5,000,000                4,993,400
State Unlimited General Obligation Refunding
  Bonds Series 2002
   02-01-30            5.25               10,000,000                9,972,600
State Unlimited General Obligation Refunding
  Bonds Series 2003 (MBIA Insured)
   02-01-26            5.25               42,090,000               43,805,587
   02-01-27            5.25                7,805,000                8,111,268
   02-01-31            5.00                3,000,000                3,042,330
State Various Purpose Unlimited
  General Obligation Bonds Series 2003
   11-01-23            5.13                3,000,000                3,001,890
Statewide Communities Development Authority
  Certificates of Participation
  Series 1993 Inverse Floater
  (AMBAC Insured)
   10-01-11            5.60               44,800,000(d)            51,765,503
University of California
  Multiple Purpose Projects
  Refunding Revenue Bonds
  Series 1997E (MBIA Insured)
   09-01-22            5.13               10,000,000               10,412,900
University of California
  Revenue Bonds
  Series 2003A (AMBAC Insured)
   05-15-19            5.13               15,000,000               15,981,600
   05-15-20            5.13                6,965,000                7,376,283
West Sacramento Financing Authority
  Special Tax Revenue Bonds
  Series 1999F
   09-01-29            6.10                6,750,000                6,828,300
Western Hills Water District Special Tax
  Bonds Diablo Grande Community Facilities
  Series 2001
   09-01-31            6.88                7,000,000                7,023,520
Total                                                             628,623,055

Colorado (4.4%)
Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA Insured)
   12-15-10            5.25                3,255,000                3,716,624
Arapahoe County Public Highway Authority
  Capital Improvement Trust Fund
  E-470 Highway
  Pre-refunded Revenue Bonds
  Series 1986
   08-31-26            7.00               22,000,000               24,808,959
Aurora Centretech Metropolitan District
  Pre-refunded Revenue Bonds Series 1993B
   12-01-23           10.53                5,699,785(i)             9,927,487
Bowles Metropolitan District
  Pre-refunded General Obligation Bonds
  Series 1995
   12-01-15            7.75               13,190,000               14,798,521
Colorado Springs Utilities
  Senior Lien Refunding Revenue Bonds
  Series 2002A (AMBAC Insured)
   11-15-19            5.38               14,985,000               16,444,089
Denver City & County Airport
  Pre-refunded Revenue Bonds
  Series 1994A A.M.T.
   11-15-23            7.50                3,345,000                3,607,917
Denver City & County Airport
  Un-refunded Revenue Bonds
  Series 1994A A.M.T.
   11-15-23            7.50               15,995,000               16,938,864
Denver City & County Excise
  Tax Revenue Bonds
  Colorado Convention Center
  Series 2001A (FSA Insured)
   09-01-12            5.00                5,000,000                5,476,450
Denver City & County GVR
  Metropolitan District General
  Obligation Refunding Bonds
  Series 1991
   12-01-06            8.00                1,385,000                1,632,458
Denver City & County GVR
  Metropolitan District General
  Obligation Refunding Bonds
  Series 1995B
   12-01-06           11.00                  730,000                  868,561

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Colorado (cont.)
Denver Urban Renewal Authority
  Tax Increment Revenue Bonds
  Downtown Denver Redevelopment
  Adams Mark Hotel Series 1989A A.M.T.
   09-01-15            8.00%             $13,450,000              $14,748,329
   09-01-16            8.00                1,785,000                1,951,505
   09-01-17            8.00                1,930,000                2,106,885
Denver West Metropolitan District
  General Obligation Bonds
  Series 1996
   06-01-16            6.50                2,560,000                2,679,654
Denver West Metropolitan District
  General Obligation Refunding
  Improvement Bonds
  Series 1995
   12-01-14            7.00                4,230,000                4,448,395
Educational & Cultural Facilities Authority
  Revenue Bonds Boulder County Day School
  Series 1999
   09-01-24            6.75                4,165,000                4,219,145
Lincoln Park Metropolitan District
  General Obligation Bonds Series 2001
   12-01-26            7.75                4,000,000                4,081,680
Loveland Special Improvement
  District # 1 Special Assessment Bonds
  Series 2000
   07-01-29            7.50                6,640,000                6,691,261
Lowry Economic Redevelopment Authority
  Revenue Bonds Series 1996
   12-01-10            7.80               13,900,000               15,103,184
Lowry Economic Redevelopment Authority
  Revenue Bonds Series 1998A
   12-01-10            7.30                2,700,000                2,932,254
North Range Metropolitan District #1
  Limited Tax General Obligation Bonds
  Commerce City Series 2001
   12-15-31            7.25               10,300,000               10,382,400
State Department of Transportation
  Refunding Revenue Bonds
  Series 2002B (MBIA Insured)
   06-15-15            5.50               10,000,000               11,552,800
State Housing & Finance Authority
  Single Family Mortgage Revenue Bonds
  Series 2003 A.M.T.
   05-01-32            5.15                3,500,000                3,515,400
Superior Metropolitan District #1
  Water & Sewer Refunding & Improvement
  Pre-refunded Bonds
  Series 1994
   12-01-13            8.50                6,760,000                7,190,950
Superior Metropolitan District #2
  Pre-refunded Bonds
  Series 1994B
   12-01-13            8.25                2,185,000                2,345,139
Tri-Pointe Commercial Metropolitan
  District Limited General Obligation Bonds
  Series 2000
   12-01-19            7.75                9,210,000                9,592,952
University of Colorado Enterprise Systems
  Revenue Bonds Series 2002A
  (FGIC Insured)
   06-01-12            5.00                3,300,000                3,662,010
Total                                                             205,423,873

Connecticut (4.0%)
South Central Regional Water Authority
  Water System Refunding Revenue Bonds
  18th Series 2003A (MBIA Insured)
   08-01-09            5.25                1,160,000                1,315,440
State Housing Finance Authority
  Refunding Revenue Bonds
  Housing Mortgage Finance Program
  Series 2001B-3 (AMBAC Insured) A.M.T.
   05-15-21            5.30                7,615,000                7,756,182
   11-15-31            5.40               20,690,000               21,072,352
State Housing Finance Authority
  Revenue Bonds Housing Mortgage
  Finance Program Series 2001D-2 A.M.T.
   05-15-33            5.30               19,365,000               19,713,376
State Housing Finance Authority
  Revenue Bonds Housing Mortgage
  Finance Program Series 2002A-2
  (AMBAC Insured) A.M.T.
   11-15-22            5.50                7,180,000                7,408,180
   11-15-28            5.60                3,820,000                3,940,903
State Special Tax Obligation
  Refunding Revenue Bonds
  Series 2001B (FSA Insured)
   10-01-07            5.00               11,925,000               13,208,726

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Connecticut (cont.)
State Special Tax Obligation
  Revenue Bonds
  Series 2002A (FSA Insured)
   07-01-13            5.38%              $2,000,000               $2,268,480
State Unlimited General Obligation
  Bonds Recovery Note Series 2002A
   12-01-05            4.00                8,000,000                8,407,680
State Unlimited General Obligation
  Bonds Series 2000B
   06-15-08            5.25                3,440,000                3,854,417
State Unlimited General Obligation
  Bonds Series 2001D
   11-15-15            5.13                2,500,000                2,729,450
State Unlimited General Obligation
  Bonds Series 2001G
   12-15-07            5.00                9,180,000               10,174,102
   12-15-08            5.00                5,330,000                5,955,156
   12-15-10            5.00                6,660,000                7,486,040
State Unlimited General Obligation
  Bonds Series 2002B
   06-15-16            5.50                7,900,000                8,916,256
   06-15-18            5.50                8,335,000                9,303,860
State Unlimited General Obligation
  Bonds Series 2002C
   12-15-18            5.50                2,380,000                2,656,651
State Unlimited General Obligation
  Bonds Series 2003A
   04-15-09            5.00                5,000,000                5,569,850
State Unlimited General Obligation
  Refunding Bonds Series 2001E
   11-15-14            5.13               10,165,000               11,068,770
   11-15-15            5.13                6,875,000                7,505,988
State Unlimited General Obligation
  Refunding Bonds Series 2002E
  (FSA Insured)
   11-15-14            5.38                8,990,000               10,131,640
   11-15-15            5.38                7,970,000                8,982,110
State Unlimited General Obligation
  Refunding Revenue Bonds Series 2002C
   12-15-07            5.00                5,000,000                5,541,450
Total                                                             184,967,059

District of Columbia (0.7%)
District of Columbia Georgetown University
  Revenue Bonds
  Series 1988 (MBIA Insured)
   04-01-14            5.25                4,100,000                4,504,219
District of Columbia Unlimited General Obligation
  Refunding Bonds
  Series 1993B-2 (FSA Insured)
   06-01-06            5.50                6,200,000                6,746,034
Metropolitan Washington D.C.
  Airport Authority System Revenue Bonds
  Series 2001A (MBIA Insured) A.M.T.
   10-01-27            5.50               13,790,000               14,500,323
Washington D.C. Convention Center Authority
  Senior Lien Dedicated Tax Revenue Bonds
  Series 1998 (AMBAC Insured)
   10-01-15            5.25                4,940,000                5,449,018
Total                                                              31,199,594

Florida (5.8%)
Arbor Greene Community Development District
  Special Assessment Revenue Bonds
  Series 1996
   05-01-18            7.60                4,325,000                4,510,845
Bonita Springs Vasari Community
  Development District Capital
  Improvement Revenue Bonds
  Series 2001B
   05-01-09            6.20                4,180,000                4,336,332
Brooks of Bonita Springs Community
  Development District Special Assessment
  District Capital Improvement Revenue Bonds
  Series 1998A
   05-01-19            6.20                3,600,000                3,650,292
Broward County School District
  Unlimited General Obligation
  Refunding Bonds Series 2002A
   02-15-08            5.00                5,810,000                6,424,698
Championsgate Community Development
  District Capital Improvement
  Revenue Bonds
  Series 1998B
   05-01-05            5.70                1,175,000                1,180,135

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Florida (cont.)
Charlotte County Development Authority
  1st Mortgage Refunding Revenue Bonds
  Royal Palm Retirement Center Series 1991
   03-01-14            9.50%              $3,255,000               $3,273,716
Collier County School Board
  Certificates of Participation
  Series 2002 (FSA Insured)
   02-15-17            5.38                5,000,000                5,488,400
   02-15-18            5.38                5,000,000                5,470,050
County Water-Sewer District Collier County Water
  Refunding Revenue Bonds
  Series 2003B (FSA Insured)
   07-01-15            5.00                4,125,000                4,486,350
Crossings at Fleming Island
  Community Development District
  Special Assessment Bonds
  Series 1995
   05-01-16            8.25                8,805,000                9,731,726
Crossings at Fleming Island
  Community Development District
  Utility Revenue Bonds Series 1994
   10-01-19            7.38               11,580,000               11,856,994
Double Branch Community Development District
  Special Assessment Revenue Bonds
  Series 2002B-1
   05-01-07            5.60                2,730,000                2,779,358
Grand Haven Community Development District
  Special Assessment Refunding Revenue
  Bonds Series 2002
   11-01-07            6.13                2,675,000                2,735,776
Greyhawk Landing Community
  Development District
  Special Assessment Revenue Bonds
  Series 2002B
   05-01-09            6.25                1,600,000                1,630,416
Harbor Bay Community Development District
  Capital Improvement Revenue Bonds
  Series 2001B
   05-01-10            6.35                8,740,000                9,038,121
Heritage Harbor South Community
  Development District Capital
  Improvement Revenue Bonds
  Series 2002B
   11-01-08            5.40                3,140,000                3,171,117
Hillsborough County Aviation Authority
  Refunding Revenue Bonds
  Tampa International Airport
  Series 2003A (MBIA Insured) A.M.T.
   10-01-08            5.00                5,140,000                5,640,687
JEA Electric System Refunding Revenue Bonds
  Series 2002B (FSA Insured)
   10-01-07            5.00                6,295,000                6,926,326
Lakewood Ranch Community Development
  District #1 Special Assessment Bonds
  Series 1994
   05-01-14            8.25                1,675,000                1,711,348
Lakewood Ranch Community Development
  District #5 Special Assessment
  Revenue Bonds Series 2001B
   05-01-11            6.00                  475,000                  488,229
Miami-Dade Counties School Board
  Certificates of Participation
  Series 2003C (MBIA Insured)
   08-01-06            5.00                4,170,000                4,517,361
Orange County Sales Tax
  Revenue Bonds
  Series 2002B (FGIC Insured)
   01-01-32            5.13               12,975,000               13,304,045
Orange County Tourist Development Tax
  Revenue Bonds
  Series 2000 (AMBAC Insured)
   10-01-15            5.63                8,000,000                9,013,600
Orlando & Orange Counties Expressway Authority
  Revenue Bonds Series 2003B
  (AMBAC Insured)
   07-01-35            5.00                5,500,000                5,601,970
Parklands West Community Development District
  Special Assessment Revenue Bonds
  Series 2001B
   05-01-06            6.00                  780,000                  788,471
Polk County Industrial Development Authority
  1st Mortgage Refunding Revenue Bonds
  Spring Haven II Series 1992
   12-01-14            8.75                4,850,000                4,967,273
Port Everglades Authority
  Revenue Bonds
  Series 1989A (FSA Insured)
   09-01-16            5.00               18,635,000               18,742,523

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Florida (cont.)
Renaissance Community Development District
  Special Assessment Capital Improvement
  Revenue Bonds Series 2002B
   05-01-08            6.25%              $6,065,000               $6,211,167
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07            5.90                2,800,000                2,848,216
Riverwood Community Development District
  Charlotte County Special Assessment
  Revenue Bonds Series 1992A
   05-01-14            8.50                4,005,000                4,053,420
Riverwood Community Development District
  Charlotte County Special Assessment
  Revenue Bonds Series 1992B
   05-01-12            8.50                  135,000                  136,632
Seacoast Utility Authority Water & Sewer Utility
  System Refunding Revenue Bonds
  Series 2001 (FGIC Insured)
   03-01-07            5.00                3,955,000                4,328,431
State Board of Education
  Capital Outlay
  Unlimited General Obligation
  Refunding Bonds Series 2002D
   06-01-11            5.00                7,295,000                8,113,572
State Board of Education
  Lottery Revenue Bonds
  Series 2001A (AMBAC Insured)
   07-01-09            5.50                7,730,000                8,842,579
State Board of Education
  Public Education
  Unlimited General Obligation Bonds
  Series 2003I
   06-01-09            5.00                9,200,000               10,297,192
State Board of Education
  Unlimited General Obligation
  Refunding Bonds Series 2002B
   01-01-14            5.38               11,650,000               13,056,155
State Board of Education
  Unlimited General Obligation
  School Improvement Refunding Bonds
  Series 2003H (FSA Insured)
   06-01-07            5.00                7,690,000                8,456,693
State Department of Environmental Protection
  Preservation Refunding Revenue Bonds
  Florida Forever Series 2001B
  (MBIA Insured)
   07-01-10            5.00                6,575,000                7,354,664
State Division of Bond Finance
  Refunding Revenue Bonds
  Series 1997B (AMBAC Insured)
   07-01-12            6.00                2,500,000                2,956,475
Sumter County Industrial Development Authority
  Industrial Development Revenue Bonds
  Little Sumter Utility Company
  Series 1997 A.M.T.
   10-01-27            7.25                3,900,000                3,936,348
Sumter County Industrial Development Authority
  Industrial Development Revenue Bonds
  Little Sumter Utility Company
  Series 1998 A.M.T.
   10-01-27            6.75                2,750,000                2,775,603
Tampa Bay Water Utility System
  Improvement Refunding Revenue
  Bonds Series 2001A (FSA Insured)
   10-01-12            4.50                7,000,000                7,466,620
Village Center Community Development District
  Recreational Revenue Bonds
  Series 1996B
   01-01-17            8.25                2,310,000                2,450,448
Village Center Community Development District
  Recreational Revenue Bonds
  Series 1998C
   01-01-19            7.38                2,390,000                2,477,761
Village Community Development District #2
  Special Assessment District Revenue Bonds
  Series 1996
   05-01-17            7.63                2,725,000                2,876,619
Village Community Development District #5
  Special Assessment Revenue Bonds
  Series 2002B
   05-01-07            5.40                6,500,000                6,578,260

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Florida (cont.)
Volusia County Industrial Development Authority
  1st Mortgage Refunding Revenue Bonds
  Series 1996
   11-01-26            7.63%             $10,925,000              $12,949,840
Waterchase Community Development District
  Capital Improvement Revenue Bonds
  Series 2001B
   05-01-08            5.90                  810,000                  823,956
Total                                                             270,456,810

Georgia (1.4%)
Atlanta Airport
  Revenue Bonds Residual Certificates
  Series 2000 Inverse Floater (FGIC Insured)
   01-01-21           13.88                5,600,000(d)             7,036,848
Atlanta Airport
  Revenue Bonds Residual Certificates
  Series 2000 Inverse Floater (FGIC Insured) A.M.T.
   01-01-18           15.29                3,720,000(d)             4,888,787
Atlanta Water & Wastewater
  Refunding Revenue Bonds
  Series 1999A (FGIC Insured)
   11-01-13            5.50                2,715,000                3,133,409
Clayton County Water & Sewer Authority
  Refunding Revenue Bonds
  Series 2003
   05-01-06            3.00                3,510,000                3,612,281
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon Escrowed to Maturity
  Series 1991
   12-01-21            6.87               46,350,000(c)            18,962,712
Fulton County Development Authority
  Georgia Tech Foundation Funding
  Revenue Bonds Technology Square
  Series 2002A
   11-01-05            5.00                1,575,000                1,681,533
   11-01-13            5.25                1,105,000                1,239,998
Fulton County Development Authority
  Revenue Bonds Series 2001
  (AMBAC Insured)
   10-01-07            5.00                1,700,000                1,877,072
   10-01-12            5.50                2,385,000                2,723,909
Richmond County Board of Education
  Unlimited General Obligation Bonds
  Series 2002
   11-01-07            5.00                2,500,000                2,761,900
State Municipal Electric Power Authority
  Revenue Bonds Series 2002A
  (FSA Insured)
   01-01-14            5.25               17,150,000               19,209,200
Total                                                              67,127,649

Hawaii (1.6%)
City & County of Honolulu
  General Obligation Improvement
  Refunding Bonds
  Series 1993 Inverse Floater
   09-07-06            9.22               10,000,000(d)            11,816,200
   09-11-08            9.52               10,000,000(d)            12,606,900
State Airports Systems
  Refunding Revenue Bonds
  Series 2001 Inverse Floater
  (FGIC Insured) A.M.T.
   07-01-18           14.22                8,000,000(d)             9,984,720
State Department Budget & Finance
  Special Purpose Refunding Revenue Bonds
  Series 2003B (XLCA Insured) A.M.T.
   12-01-22            5.00               22,500,000               22,687,650
State Department Budget & Finance
  Special Purpose Revenue Bonds
  Series 2000 Inverse Floater A.M.T.
   07-01-20           14.49                9,000,000(d)            11,116,980
State Unlimited General Obligation Bonds
  Series 2001CV (FGIC Insured)
   08-01-11            5.50                5,540,000                6,355,987
Total                                                              74,568,437

Illinois (4.6%)
Bradley Kankakee County Tax Increment
  Refunding Revenue Bonds Series 1993
   12-01-12            8.40                4,245,000                4,329,900
Carol Stream County Tax Increment
  Revenue Bonds Series 1997
   01-01-17            7.88                4,375,000                4,590,644

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Illinois (cont.)
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001A Inverse Floater
  (AMBAC Insured) A.M.T.
   01-01-20           14.27%              $1,885,000(d)            $2,286,957
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001B Inverse Floater
  (AMBAC Insured) A.M.T.
   01-01-21           14.27                2,070,000(d)             2,469,717
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001C (AMBAC Insured) A.M.T.
   01-01-10            5.25                3,095,000                3,385,280
   01-01-11            5.25                3,260,000                3,550,988
Chicago Unlimited General Obligation
  Refunding Bonds Series 2000C
  (FGIC Insured)
   01-01-40            5.50                7,870,000                8,339,682
Chicago Unlimited General Obligation
  Refunding Bonds Series 2001A
  (MBIA Insured)
   01-01-38            5.50               11,000,000               11,662,750
Chicago Wastewater Transmission
  Revenue Bonds
  Series 1994 (MBIA Insured)
   01-01-24            6.38               22,500,000               24,199,875
Cook County Bedford Park
  Senior Lien Tax Increment
  Revenue Bonds Series 1997
   01-01-06            7.00                  565,000                  588,278
Cook County Unlimited General Obligation
  Capital Improvement Bonds
  Series 1999A (FGIC Insured)
   11-15-16            5.25                3,000,000                3,297,000
Cook County Unlimited General Obligation
  Refunding Bonds Series 2003B
  (MBIA Insured)
   11-15-17            5.25                7,745,000                8,510,051
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth
  Edison Series 1994
   01-15-14            5.85                4,500,000                5,279,535
Hodgkin's General Tax Increment Bonds
  Series 1995A
   12-01-13            7.63                9,000,000                9,506,250
Kane County School District #101 Unlimited
  General Obligation Bonds Batavia Building
  Series 1999 (FSA Insured)
   12-30-13            5.25                6,000,000                6,542,160
Lakemoor Special Tax Revenue Bonds
  Series 1997
   03-01-27            7.80                8,870,000                9,512,720
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Revenue Bonds
  McCormick Place Expansion
  Series 1999 (FGIC Insured)
   12-15-28            5.25                3,500,000                3,640,840
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA Insured)
   06-15-42            5.25               12,000,000               12,393,960
State Development Finance Authority
  Pollution Control Refunding Revenue Bonds
  Illinois Power Series 1991A
   07-01-21            7.38               19,250,000               22,324,610
State Development Finance Authority
  Retirement Housing Revenue Bonds
  Zero Coupon Series 1990
  Escrowed to Maturity
   04-15-20            7.75               68,000,000(c)            30,017,239
State Health Facilities Authority
  Refunding Revenue Bonds
  Morris Hospital Series 1993
   12-01-23            6.13                3,005,000                3,065,100
State Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992
   02-15-09            7.00                2,140,000                2,426,460
   02-15-18            7.00                3,025,000                3,871,214
State Unlimited General Obligation
  Bonds 1st Series 2000 (MBIA Insured)
   12-01-20            5.40                4,000,000                4,323,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Illinois (cont.)
State Unlimited General Obligation
  Refunding Bonds Series 2001A
  (MBIA Insured)
   01-01-33            5.25%             $13,900,000              $14,353,279
Tinley Park Cook & Will Counties
  Unlimited Ad Valorem
  Tax Bonds of Special Service
  Series 1988
   12-01-03           10.65                  120,000                  120,011
   12-01-04           10.65                  135,000                  136,920
   12-01-05           10.65                  150,000                  153,827
   12-01-06           10.65                  165,000                  170,620
   12-01-07           10.65                  185,000                  192,430
Village of Gilberts Special Service Area
  Special Tax Improvement Bonds
  Big Timber Series 2001
   03-01-30            7.88                7,560,000                8,371,868
Total                                                             213,613,765

Indiana (0.8%)
East Chicago Elementary School Building
  Lake County 1st Mortgage
  Refunding Bonds Series 1996
   01-05-16            6.25                8,000,000                9,480,560
St. Joseph County Hospital Facility
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980
   06-01-10            9.40                1,330,000                1,661,489
State Housing Finance Authority Single Family
  Mortgage Revenue Bonds Series 2001
  Inverse Floater A.M.T.
   07-01-33           14.01                3,380,000(d)             3,639,821
State Housing Finance Authority Single Family
  Mortgage Revenue Bonds Series 2002A
  (FNMA/GNMA Insured) A.M.T.
   01-01-33            5.45                3,830,000                3,910,813
Vincennes Economic Development
  Improvement Refunding Revenue Bonds
  Southwest Regional Youth Facilities
  Series 1999
   01-01-24            6.25               15,475,000               14,147,090
Wayne Township Marion County School Building
  Revenue Bonds 1st Mortgage
  Series 2003A (FGIC Insured)
   01-15-28            5.25                4,750,000                4,940,333
Total                                                              37,780,106

Iowa (0.3%)
State Finance Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA Insured)
   06-15-13            5.38                6,000,000                6,819,420
State Finance Authority Single Family
  Revenue Bonds
  Series 2001C Inverse Floater
  (GMAC/FNMA Insured) A.M.T.
   07-01-33           13.88                4,635,000(d)             4,950,412
Total                                                              11,769,832

Kansas (0.4%)
Olathe Senior Living Facilities
  Lease Revenue Bonds Aberdeen Village
  Series 2000A
   05-15-30            8.00                2,500,000                2,672,525
State Development Finance Authority
  Multi-family Revenue Bonds
  Tiffany Gardens Apartments
  Series 1999M A.M.T.
   09-01-29            6.75                4,975,000                4,540,981
State Turnpike Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC Insured)
   09-01-09            4.00                7,730,000                8,234,537
Wyandotte County Kansas City Multi-family
  Housing Revenue Bonds Park Victoria
  Apartments Series 1998 A.M.T.
   08-01-28            6.25                4,715,000                3,987,004
Total                                                              19,435,047

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Kentucky (0.1%)
Muhlenberg County Hospital
  Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series1996
   07-01-10            6.75%              $6,110,000               $6,404,685

Louisiana (0.8%)
Hodge Village Combined Utility System
  Revenue Bonds Stone Container
  Series 1990 A.M.T.
   03-01-10            9.00               16,200,000               16,351,146
Local Government Environment Facilities &
  Community Development Authority
  Healthcare Facilities St. James Place
  Series 1999A
   11-01-29            8.00               10,000,000                9,325,500
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems Series 1995A
   12-01-15            6.50                1,000,000                1,022,850
State Unlimited General Obligation Bonds
  Series 1998B (FSA Insured)
   04-15-10            5.25                6,000,000                6,703,500
West Feliciana Parish Demand
  Pollution Control Revenue Bonds
  Gulf State Utilities Series 1990
   05-01-15            9.00                6,000,000                6,151,620
Total                                                              39,554,616

Maine (0.3%)
Finance Authority Multi-family Housing
  Revenue Obligation Securities
  Huntington Common Series 1997A
   09-01-27            7.50                5,000,000                4,180,050
Kennebunk Special Obligation
  Revenue Bonds Series 1999A
   07-01-24            7.00                4,615,000                4,608,447
State Bond Bank Refunding Revenue Bonds
  Series 2003A
   11-01-06            5.00                2,000,000                2,177,720
State Housing Authority Mortgage Purpose
  Revenue Bonds Series 2003A-2
  A.M.T.
   11-15-32            5.00                3,000,000                3,010,350
Total                                                              13,976,567

Maryland (2.8%)
Baltimore County Metropolitan District
  Unlimited General Obligation
  Refunding Bonds Series 2001
   06-01-12            5.50                3,500,000                4,020,520
Baltimore County Metropolitan District
  Unlimited General Obligation
  Refunding Bonds Series 2002
   09-01-14            5.25                3,215,000                3,600,607
Harford County Industrial Development
  Revenue Bonds Dorsey Series 1989
   04-16-05            8.00                  302,000                  302,882
Howard County Unlimited General Obligation Public
  Improvement Refunding Bonds Series 2002A
   08-15-12            5.25                7,295,000                8,288,944
Montgomery County Unlimited General Obligation
  Refunding Bonds Series 2002A
   11-01-10            5.00               10,775,000               12,190,727
Montgomery County Unlimited Tax
  General Obligation Bonds Series 2002A
   02-01-11            5.00                8,000,000                8,937,280
State & Local Facilities
  Unlimited General Obligation
  Capital Improvement Bonds
  Series 2002A
   08-01-07            5.00               13,590,000               15,006,893
   03-01-14            5.50               10,000,000               11,574,900
   03-01-17            5.50               10,000,000               11,584,600
State & Local Facilities
  Unlimited General Obligation
  Refunding Bonds 1st Series 2003B
   07-15-07            5.00               23,025,000               25,397,496
State Department of Transportation Consolidated
  Revenue Bonds Series 2003
   12-15-07            5.00                5,930,000                6,576,963
University of Maryland System Auxiliary
  Faculty & Tuition Revenue Bonds
  Series 2003A
   04-01-10            5.00               13,440,000               15,018,931

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Maryland (cont.)
Washington Suburban Sanitation District
  Unlimited General Obligation
  Refunding Bonds Series 2003
   06-01-08            5.25%              $1,660,000               $1,862,869
Washington Suburban Sanitation District
  Unlimited General Obligation
  Revenue Bonds Series 2001
   06-01-12            4.25                4,050,000                4,276,476
Total                                                             128,640,088

Massachusetts (2.3%)
Commonwealth of Massachusetts
  General Obligation Bonds Consolidated Loans
  Series 2002A (FGIC Insured)
   01-01-09            5.00               12,370,000               13,683,447
State Consolidated Unlimited General Obligation Bonds
  Series 2001D (MBIA Insured)
   11-01-13            6.00               25,000,000               29,634,000
State Development Finance Agency
  Refunding Revenue Bonds
  Briarwood/Salem Retirement Community
  Series 2001B
   12-01-30            8.25                5,000,000                5,271,550
State Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University Series 2002FF
   07-15-37            5.13               10,000,000               10,242,500
State Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2002K
   07-01-17            5.38                1,000,000                1,150,780
State Industrial Finance Agency
  Assisted Living Facility
  Revenue Bonds Newton Group LLC
  Series 1997 A.M.T.
   09-01-27            8.00                4,300,000                4,463,701
State Limited General Obligation
  Consolidated Loans Series 2002C
   11-01-30            5.25               10,000,000               10,405,900
State Limited General Obligation Refunding Bonds
  Consolidated Loans Series 2002E
   01-01-09            5.50                5,000,000                5,636,050
State Port Authority Special Facilities
  Revenue Bonds Delta Air Lines
  Series 2001A (AMBAC Insured) A.M.T.
   01-01-22            5.50               20,000,000               21,011,800
Water Resource Authority General
  Revenue Bonds Series 1992A
   07-15-19            6.50                3,500,000                4,277,000
Total                                                             105,776,728

Michigan (3.3%)
Concord Academy
  Certificates of Participation
  Series 1998
   10-01-19            7.00                1,000,000                  903,480
Countryside Charter School
  Certificates of Participation
  Series 2000
   04-01-29            8.00                1,880,000                1,887,877
Countryside Charter School
  Full Term Certificates of Participation
  Berrien County Series 1999
   04-01-29            7.00                2,635,000                2,362,093
Crawford County Economic Development
  Corporation Environmental Improvement
  Revenue Bonds Weyerhaeuser
  Series 1982A
   07-25-07            7.13               10,800,000               11,633,220
Detroit Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995A
   04-01-15            6.80                1,375,000                1,490,583
Detroit Water Supply Systems
  Revenue Bonds
  Series 2003B (MBIA Insured)
   07-01-32            5.25                5,000,000                5,215,450
Hudsonville Public Schools
  Unlimited General Obligation Refunding
  Bonds Series 1997 (FGIC Insured)
   05-01-27            5.15                5,045,000                5,144,084
Kalamazoo City School District Building & Site
  Unlimited General Obligation Bonds
  Series 2001 (FSA Insured)
   05-01-12            4.40                1,070,000                1,131,022

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Michigan (cont.)
Livingston Academy Certificate of Participation
  Series 1999
   05-01-29            7.00%              $3,080,000               $2,709,322
Midland County Economic Development
  Limited Obligation Refunding
  Revenue Bonds Series 2000B
   07-23-09            6.75                5,000,000                5,134,450
Nataki Talibah Schoolhouse
  Certificates of Participation
  Series 2000
   06-01-30            8.25                5,610,000                5,789,240
Plymouth Educational Center
  Certificates of Participation
  Series 1999
   07-01-29            7.00                7,765,000                7,117,011
State Building Authority
  Facilities Program Revenue Bonds
  Series 2000I
   10-15-16            5.25                2,000,000                2,173,760
State Building Authority
  Refunding Revenue Bonds Facilities Program
  1st Series 2001
   10-15-08            5.50                5,280,000                6,013,022
State Building Authority
  Refunding Revenue Bonds Facilities Program
  3rd Series 2002
   10-15-07            5.00                3,250,000                3,591,835
State Municipal Bond Authority Clean Water
  Revolving Fund Revenue Bonds Series 2001
   10-01-09            5.00                9,840,000               11,034,576
   10-01-10            5.00                5,195,000                5,845,934
State Municipal Bond Authority Clean Water
  Revolving Fund Revenue Bonds Series 2002
   10-01-07            5.25                2,480,000                2,770,656
   10-01-15            5.50                5,000,000                5,792,050
State Municipal Bond Authority School Loan
  Refunding Revenue Bonds
  Series 2003A
   06-01-09            5.25                5,500,000                6,201,855
State South Central Power Agency
  Power Supply Systems
  Refunding Revenue Bonds
  Series 1992 (MBIA Insured)
   11-01-06            5.90                4,510,000                5,040,241
State South Central Power Agency
  Power Supply Systems
  Refunding Revenue Bonds
  Series 2002 (AMBAC Insured)
   11-01-08            5.00                7,895,000                8,815,083
State Unlimited General Obligation
  Refunding Revenue Bonds Series 2001
   12-01-14            5.50                3,000,000                3,474,510
State Unlimited General Obligation
  Refunding Revenue Bonds Series 2002
   12-01-10            5.25                3,895,000                4,452,569
   12-01-16            5.50                1,500,000                1,735,980
Strategic Fund Environmental Improvement
  Limited Obligation Refunding Revenue Bonds
  Crown Paper Company Series 1997B
   08-01-12            6.25                1,100,000(b)                 1,100
Strategic Fund Limited Obligation Refunding
  Revenue Bonds Detroit Edison
  Series 1995AA (MBIA Insured)
   09-01-25            6.40               12,000,000               13,114,560
Summit Academy Certificates of
  Participation Series 1998
   08-01-18            7.00                2,500,000                2,365,925
Summit Academy North Public School Academy
  Certificates of Participation Series 2001B
   07-01-30            8.75                1,040,000                1,040,863
Summit Academy Public School Academy
  Certificates of Participation
  Refunding Revenue Bonds Series 2001
   07-01-30            7.38                4,140,000                4,322,988
Troy City Downtown Development Authority
  County of Oakland Development
  Pre-refunded Revenue Bonds
  Series 1995A
  (Radian Group Financial Guaranty)
   11-01-18            6.38                1,000,000                1,113,360
Van Buren Township
  Tax Increment Revenue Bonds
  Series 1994
   10-01-16            8.40                3,745,000                3,910,978
Waverly Community School
  Unlimited General Obligation Bonds
  Series 2000 (FGIC Insured)
   05-01-17            5.25                1,500,000                1,627,020

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Michigan (cont.)
Wayne County Charter Airport
  Revenue Bonds Detroit Metropolitan Airport
  Series 1998B (MBIA Insured)
   12-01-11            5.25%              $4,040,000               $4,435,152
Western Michigan University
  Refunding Revenue Bonds Series 2003
  (MBIA Insured)
   11-15-16            5.00                2,930,000                3,169,850
   11-15-17            5.00                3,020,000                3,254,322
Total                                                             155,816,021

Minnesota (3.6%)
Anoka County Housing & Redevelopment
  Authority Revenue Bonds
  Epiphany Assisted Living LLC
  Series 1999
   12-01-29            7.40                4,000,000                3,838,680
Fridley Senior Housing Revenue Bonds
  Banfill Crossing Homes Series 1999
   09-01-34            6.75                4,020,000                3,944,384
Hastings Housing & Redevelopment
  Authority Housing & Health Care
  Revenue Bonds Arbor Oaks
  Assisted Living Series 2000A
   01-01-32            8.25                5,685,000                5,987,840
Mahtomedi Multi-family Housing
  Refunding Revenue Bonds
  Briarcliff Series 1996 A.M.T.
   06-01-36            7.35                1,950,000                1,902,986
Maplewood Elder Care Facilities
  Revenue Bonds Care Institute
  Series 1994
   01-01-24            7.75                7,705,000(b)             5,778,750
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Refunding
  Bonds Waste Water Treatment
  Series 2003A
   03-01-07            4.00                8,540,000                9,087,585
Minneapolis & St. Paul Metropolitan
  Airports Commission Revenue Bonds
  Series 1999B
  (FGIC Insured) A.M.T.
   01-01-11            5.50                3,000,000                3,285,030
Richfield Senior Housing
  Revenue Bonds Series 2000A
   02-01-35            7.75               11,000,000               11,089,650
Robbinsdale Multi-family Housing
  Revenue Bonds Copperfield Hill
  Series 1996A
   12-01-31            7.35                3,500,000                3,454,360
Rochester Multi-family Housing
  Development Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36            6.60               10,000,000                9,895,600
Sartell Health Care & Housing Facilities
  Revenue Bonds Foundation for Health Care
  Series 1999A
   09-01-29            6.63                4,000,000                3,807,040
Southern Minnesota Municipal
  Power Agency Power Supply System
  Refunding Revenue Bonds
  Zero Coupon Series 1994A
  (MBIA Insured)
   01-01-22            6.73               17,500,000(c)             7,272,300
   01-01-23            6.68               26,500,000(c)            10,354,080
   01-01-25            6.75               27,500,000(c)             9,498,500
   01-01-26            6.75               27,500,000(c)             8,992,225
   01-01-27            6.75               11,450,000(c)             3,543,088
Southern Minnesota Municipal
  Power Agency Power Supply System
  Revenue Bonds Series 2002A
  (AMBAC Insured)
   01-01-17            5.25               15,000,000               16,924,799
St. Louis Park Multi-family
  Housing Refunding Revenue Bonds
  Park Boulevard Towers Series 1996
   04-01-31            7.00               10,860,000               10,664,086
St. Paul Housing & Redevelopment Authority
  Health Care Facilities
  Refunding Revenue Bonds
  Lyngblomsten Care Center Series 1993
   11-01-06            7.13                  840,000                  845,888
   11-01-17            7.13                2,255,000                2,263,817
St. Paul Housing & Redevelopment Authority
  Health Care Facilities
  Revenue Bonds
  Lyngblomsten Multi-family Series 1993
   11-01-24            7.00                2,490,000                2,406,660

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Minnesota (cont.)
St. Paul Housing & Redevelopment Authority
  Lease Revenue Bonds
  Community of Peace Academy
  Series 2001A
   12-01-30            7.88%              $5,000,000               $5,248,600
St. Paul Housing & Redevelopment Authority
  Lease Revenue Bonds
  Minnesota Business Academy
  Series 2000
   03-01-30            8.00                4,390,000                3,954,863
St. Paul Port Authority Lease Revenue Bonds
  Office Building Cedar Street
  Series 2003
   12-01-23            5.00                2,540,000                2,605,202
   12-01-27            5.13                5,465,000                5,615,342
State Business Academy Capital Appreciation
  Revenue Bonds Zero Coupon Series 2002
   06-30-07            6.01                  348,000(c)               282,489
State Unlimited General Obligation Bonds
  Series 2000
   06-01-10            5.50                9,230,000               10,612,008
Vadnais Heights Multi-family Housing
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1995 A.M.T.
   12-01-31            7.00                   10,000                   10,266
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA Insured)
   01-01-15            5.00                5,000,000                5,536,750
Total                                                             168,702,868

Mississippi (1.2%)
Gulfport Urban Renewal
  Multi-family Housing Revenue Bonds
  Woodchase Apartments
  Series 1998 A.M.T.
   12-01-28            6.75                2,980,000                2,588,488
Harrison County Waste Water
  Management District
  Refunding Bonds Series 1986
   02-01-15            5.00                4,250,000                4,700,288
Jackson Housing Authority
  Multi-family Housing Revenue Bonds
  Lakeside Villas Apartments
  Series 1999D A.M.T.
   12-01-29            7.50                3,490,000                3,344,258
Jackson Industrial Development
  Revenue Bonds Dorsey Series 1999
   04-16-05            8.00                  264,000                  264,615
Long Beach Urban Renewal Multi-family Housing
  Revenue Bonds
  Long Beach Square Apartments
  Series 1998 A.M.T.
   08-01-28            6.75                3,645,000                3,185,329
State Capital Improvement Unlimited
  General Obligation Bonds
  Series 2002 (FGIC Insured)
   11-01-07            5.25                6,615,000                7,374,931
State Unlimited General Obligation
  Refunding Bonds Series 2001
   09-01-12            5.50               10,000,000               11,441,799
State Unlimited General Obligation
  Refunding Bonds Series 2002A
   12-01-12            5.38                3,000,000                3,414,660
State Unlimited General Obligation
  Refunding Bonds Series 2002D
   07-01-16            5.50                7,570,000                8,690,209
State Unlimited General Obligation
  Refunding Bonds Series 2003A
   11-01-22            5.25                8,245,000                9,038,334
Total                                                              54,042,911

Missouri (0.7%)
Kansas City Municipal Assistance Public Improvement
  Refunding Revenue Bonds
  Series 2003C (MBIA Insured)
   04-01-05            5.00                2,000,000                2,098,960
   04-01-06            5.00                2,650,000                2,852,487
St. Louis Airport Refunding Revenue Bonds
  Lambert-St. Louis International Airport
  Series 2003A (FSA Insured)
   07-01-08            5.00                1,000,000                1,105,320
St. Louis Industrial Development Authority
  Refunding Revenue Bonds Kiel Center
  Multi-purpose Arena Series 1992 A.M.T.
   12-01-24            7.88               15,400,000               15,768,676

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Missouri (cont.)
St. Louis Municipal Finance Leasehold
  Refunding Revenue Bonds
  Convention Center Project
  Series 2003 (AMBAC Insured)
   07-15-08            5.00%              $8,180,000               $9,093,788
State Housing Development Commission
  Single Family Mortgage Revenue Bonds
  Series 2001 Inverse Floater
  (GNMA/FNMA Insured) A.M.T.
   09-01-33           14.04                2,210,000(d)             2,359,042
Total                                                              33,278,273

Nebraska (0.4%)
Omaha Public Power District Electric System
  Revenue Bonds Series 1986A
   02-01-15            6.00                1,370,000                1,621,148
State Public Power District
  Refunding Revenue Bonds
  Series 1998A (MBIA Insured)
   01-01-14            5.25               16,110,000               17,594,215
Total                                                              19,215,363

Nevada (0.5%)
Clark County Special Improvement District #121
  Local Improvement Bonds
  Southern Highlands Area Series 1999
   12-01-19            7.50                4,935,000                5,355,067
Director of the State Department of Business
  & Industry Las Vegas Monorail Capital
  Appreciation Revenue Bonds
  Zero Coupon Series 2000 (AMBAC Insured)
   01-01-19            5.75                5,105,000(c)             2,453,974
   01-01-23            5.93                5,000,000(c)             1,875,000
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds
  Series 1994A
   06-15-10            6.00                2,000,000                2,071,300
   06-15-14            6.10                2,750,000                2,849,495
Las Vegas Water District
  Limited General Obligation Bonds
  Series 2003 (MBIA Insured)
   06-01-10            5.25                7,400,000                8,366,662
Total                                                              22,971,498

New Hampshire (0.1%)
Business Financial Authority
  Pollution Control & Solid Waste Disposal
  Refunding Revenue Bonds
  Crown Paper Company Series 1996
   01-01-22            7.75                4,255,000(b)                 4,255
 State Turnpike Systems
  Refunding Revenue Bonds
  Series 2002 (FSA Insured)
   10-01-12            5.25                4,590,000                5,189,546
Total                                                               5,193,801

New Jersey (1.9%)
Jersey City School Improvement
  Unlimited General Obligation Bonds
  Series 2002B (AMBAC Insured)
   03-01-07            4.00                3,420,000                3,637,067
State Economic Development Authority
  School Facilities Construction
  Revenue Bonds Series 2001A
   06-15-06            5.50                2,250,000                2,455,245
State Economic Development Authority
  Senior Lien Revenue Bonds
  Series 2001A (MBIA Insured)
   07-01-07            5.00               10,000,000               10,979,800
   07-01-08            5.00               10,000,000               11,066,900
State Transportation Certificates of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC Insured)
   09-15-08            5.50                5,000,000                5,651,400
State Transportation Toll Road Fund
  Authority Transportation System
  Series 2001C (FSA Insured)
   12-15-12            5.75               25,000,000               29,229,250
State Transportation Trust Fund Authority
  Revenue Bonds Series 2003C
   06-15-24            5.50                6,000,000                6,410,160
State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A (MBIA Insured)
   01-01-11            6.00                3,215,300                3,768,042
State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater
   01-01-13           15.56                4,330,000(d)             6,705,438

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

New Jersey (cont.)
State Turnpike Authority
  Un-refunded Balance Revenue Bonds
  Series 2000A (MBIA Insured)
   01-01-11            6.00%              $7,784,700               $9,145,466
University of Medicine & Dentistry of New Jersey
  Revenue Bonds Series 2002A
  (AMBAC Insured)
   12-01-12            5.25                1,705,000                1,932,805
Total                                                              90,981,573

New Mexico (0.6%)
Farmington Power
  Refunding Revenue Bonds
  Generating Division Series 1983
   01-01-13            9.88                5,000,000                5,576,400
State Highway Commission
  Senior Lien Tax Revenue Bonds
  Series 2000A
   06-15-10            5.00               10,000,000               11,210,100
State Unlimited General Obligation Bonds
  Capital Projects Series 2003
   03-01-08            4.00               12,690,000               13,546,702
Total                                                              30,333,202

New York (7.8%)
Dormitory Authority New York City
  University System Consolidated
  2nd Generation Resources Revenue Bonds
  Series 1990D
   07-01-09            7.00                5,000,000                5,657,150
Dormitory Authority New York State
  University Education Facility
  Revenue Bonds Series 1993A
   05-15-13            5.50               24,530,000               27,659,047
Long Island Power Authority Electric System
  Refunding Revenue Bonds
  Series 2003B
   12-01-05            5.00               20,000,000               21,224,000
Metropolitan Transportation Authority
  Dedicated Tax Fund Revenue Bonds
  Series 2002A (FSA insured)
   11-15-24            5.25               17,405,000               18,335,819
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC Insured)
   11-15-19            5.50               10,000,000               11,051,000
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002F (MBIA Insured)
   11-15-08            5.00                3,000,000                3,350,790
Metropolitan Transportation Authority
  Revenue Bonds Series 2002A
   11-15-32            5.75                5,855,000                6,422,525
Metropolitan Transportation Authority
  Service Contract Revenue Bonds
  Series 2002B (MBIA Insured)
   01-01-13            5.50               10,160,000               11,613,591
New York & New Jersey Port Authority
  Revenue Bonds 2nd Series 2000
  Inverse Floater (MBIA Insured) A.M.T.
   10-15-21           14.70                3,505,000(d)             4,420,471
New York City
  Health & Hospital Revenue Bonds
  Health Systems Series 2002A
  (FSA Insured)
   02-15-15            5.50                4,255,000                4,745,431
New York City
  Transitional Finance Authority
  Tax Revenue Bonds Series 2001B
   02-01-11            5.50                5,000,000                5,696,850
New York City
  Unlimited General Obligation
  Bonds Series 1996G
   02-01-17            5.75               20,000,000               21,227,600
New York City
  Unlimited General Obligation
  Bonds Series 2000R Inverse Floater
  (FGIC Insured)
   05-15-14           15.18                1,790,000(d)             2,650,954
   05-15-15           15.18                1,890,000(d)             2,781,022
   05-15-16           15.19                1,175,000(d)             1,720,470
New York City
  Unlimited General Obligation
  Bonds Series 2003D
   10-15-20            5.25                6,520,000                6,786,798
New York City
  Unlimited General Obligation
  Bonds Series 2003I
   03-01-27            5.38                8,000,000                8,275,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

New York (cont.)
New York City
  Unlimited General Obligation
  Bonds Series 2003J
   06-01-19            5.50%             $27,500,000              $29,395,849
New York City
  Unlimited General Obligation
  Refunding Bonds Series 2002E
   08-01-16            5.75                8,210,000                9,002,676
New York City
  Unlimited General Obligation
  Refunding Bonds Series 2002E
  (MBIA Insured)
   08-01-15            5.63                2,000,000                2,277,300
New York City
  Unlimited General Obligation
  Refunding Revenue Bonds Series 2001F
   08-01-12            5.25               16,230,000               17,647,041
New York City
  Unlimited General Obligation
  Tax Refunding Revenue Bonds
  Series 2001G (FSA Insured)
   08-01-11            5.25                5,000,000                5,619,950
State Dormitory Authority
  New York City University System
  Consolidated 2nd Generation Resource
  Revenue Bonds Series 1993A
   07-01-18            5.75                5,500,000                6,363,060
State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA Insured)
   10-01-08            5.00               13,010,000               14,495,222
State Dormitory Authority
  State Personal Income Tax
  Revenue Bonds Series 2003A
   03-15-10            5.25                4,000,000                4,499,400
State Energy Research & Development Authority
  Revenue Bonds Gas Facilities
  Residual Certificates Brooklyn Union Gas
  Series 2000 Inverse Floater (MBIA Insured)
   01-01-21           14.02                7,520,000(d)             9,290,058
State Environmental Facilities
  Clean Water & Drinking Revolving Funds
  New York City Municipal Water
  Revenue Bonds Series 2002K
   06-15-28            5.00                9,000,000                9,182,970
State Environmental Facilities
  Clean Water & Drinking Revolving Funds
  Refunding Revenue Bonds
  Series 2003B
   06-15-26            5.00               12,210,000               12,484,115
State Environmental Facilities
  Personal Income Tax Revenue Bonds
  Series 2002A (FGIC Insured)
   01-01-16            5.38                2,345,000                2,594,836
State Housing Finance Agency
  State University Construction
  Refunding Bonds Series 1986A
   05-01-13            6.50                3,500,000                4,258,030
State Mortgage Agency Revenue Bonds
  2nd Series 2002R-181A
  Inverse Floater A.M.T.
   04-01-32           13.64                4,965,000(d)             5,236,933
State Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30            5.25                1,615,000                1,671,864
State Thruway Authority
  Highway & Bridge Trust Fund
  Revenue Bonds Series 2001A
  (FGIC Insured)
   04-01-11            5.50                7,500,000                8,598,525
State Thruway Authority
  Local Highway & Bridge Tolls
  Revenue Bonds Series 2002
   04-01-15            5.50               15,000,000               16,672,950
State Unlimited General Obligation Bonds
  Series 2003A
   03-15-08            4.00                7,575,000                8,059,043
State Urban Development
  Correctional Facility
  Refunding Revenue Bonds
  Series 1994A
   01-01-16            5.50                2,750,000                2,814,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

New York (cont.)
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA Insured)
   11-15-23            5.25%              $3,000,000               $3,187,710
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-14            5.25               12,000,000               13,531,560
   11-15-29            5.13               12,415,000               12,762,744
Total                                                             363,265,179

North Carolina (4.3%)
Charlotte Refunding Unlimited General
  Obligation Bonds Series 1998
   02-01-16            5.25                5,930,000                6,489,021
Charlotte Water & Sewer System
  Revenue Bonds Series 2002A
   07-01-14            5.50                5,695,000                6,572,884
   07-01-15            5.50                3,155,000                3,655,982
Eastern Municipal Power Agency
  Power System Pre-refunded Revenue Bonds
  Series 1986A
   01-01-17            5.00                6,220,000                6,793,608
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1986A
   01-01-18            4.00                8,675,000                8,709,180
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1988A
   01-01-26            6.00                1,940,000                2,294,884
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1989A
   01-01-10            7.50               29,160,000               35,848,683
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1991A
   01-01-19            5.75               55,000,000               55,205,701
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1993B
   01-01-07            7.25                5,000,000                5,654,750
   01-01-09            6.13               10,000,000               11,233,300
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2000 Inverse Floater (MBIA Insured)
   01-01-13           14.49                3,330,000(d)             4,447,082
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2003A
   01-01-11            5.50               15,000,000               16,433,250
Mecklenburg County Public Improvement
  Unlimited General Obligation Bonds
  Series 2001D
   02-01-12            4.00                3,600,000                3,748,176
   02-01-14            4.10                3,600,000                3,722,580
Raleigh Durham Airport Authority
  Revenue Bonds Series 2001A
  (FGIC Insured)
   11-01-11            5.00                1,900,000                2,108,278
State Housing Finance Agency
  Single Family Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   01-01-34           13.51                3,300,000                3,446,850
State Municipal Power Agency
  Revenue Bonds
  #1 Catawba Electric Series 2003A
   01-01-12            5.50                6,500,000                7,135,505
State Unlimited General Obligation
  Public Improvement Bonds
  Series 1999A
   03-01-15            5.25                5,000,000                5,518,150
State Unlimited General Obligation
  Public Improvement Bonds
  Series 2001A
   03-01-08            4.50                4,400,000                4,785,528
State Unlimited General Obligation
  Public Improvement Bonds
  Series 2002A
   03-01-07            5.00                5,000,000                5,472,100
Total                                                             199,275,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Ohio (2.0%)
Carroll Water & Sewer District
  Unlimited General Obligation Bonds
  Series 1998
   12-01-10            6.25%              $1,270,000               $1,335,596
Carroll Water & Sewer District
  Water System Unlimited General Obligation
  Improvement Bonds Series 1996
   12-01-10            6.25                5,215,000                5,484,146
Cleveland Waterworks
  Refunding Revenue Bonds
  Series 2001J (FSA Insured)
   01-01-12            5.38                1,000,000                1,132,670
Cuyahoga County Health Care Facilities
  Refunding Revenue Bonds Judson
  Retirement Community Series 1996A
   11-15-18            7.25                4,130,000                4,387,588
Cuyahoga County Refunding Revenue Bonds
  Cleveland Clinic Foundation
  Series 2003A
   01-01-21            6.00                6,000,000                6,508,380
Dayton City School District
  School Facilities Construction & Improvement
  Unlimited General Obligation Bonds
  Series 2003A (FGIC Insured)
   12-01-29            5.00                8,375,000                8,568,044
Franklin County Health Care Facilities
  Refunding Revenue Bonds
  Lutheran Senior City Incorporated
  Series 1999
   12-15-28            6.13                4,705,000                4,056,792
Franklin County Hospital
  Refunding Revenue Bonds
  OhioHealth Series 2003C
   05-15-22            5.25                5,170,000                5,261,147
   05-15-24            5.00                1,625,000                1,637,773
Franklin County Multi-family Housing
  Refunding Revenue Bonds
  Jefferson Chase Apartments
  Series 1998B A.M.T.
   11-01-35            6.40                1,465,000                1,011,524
Franklin County Multi-family Housing
  Refunding Revenue Bonds
  West Bay Apartments Series 1998
  A.M.T.
   12-01-25            6.38                8,190,000(b)             5,276,817
Marion County Health Care Facilities
  Improvement Refunding Revenue Bonds
  United Church Homes Series 1993
   11-15-15            6.30                1,800,000                1,817,622
State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14            5.25               12,000,000               13,535,879
State Building Authority
  Workers Compensation Facilities
  Refunding Revenue Bonds
  Series 2003A
   04-01-06            5.00                3,330,000                3,577,319
State Common Schools Capital Facilities
  Unlimited General Obligation Bonds
  Series 2001B
   09-15-11            5.25                6,545,000                7,435,120
State Highway Unlimited General
  Obligation Capital Improvement
  Bonds Series 2002G
   05-01-07            5.00                9,500,000               10,405,445
State University General Receipts
  Revenue Bonds Series 2002A
   12-01-12            5.25                  750,000                  850,830
State Water Development Authority
  Pollution Control Facilities
  Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.
   10-01-23            8.00               10,000,000               10,638,000
Total                                                              92,920,692

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Oklahoma (0.3%)
Jackson County Hospital Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital
  Series 1994
   08-01-15            7.30%              $6,580,000               $6,451,493
State Municipal Power Authority
  Power System Revenue Bonds
  Series 2001A (FSA Insured)
   01-01-12            5.00                1,185,000                1,301,865
   01-01-13            5.00                1,020,000                1,109,209
State Transportation Authority Turnpike System
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC Insured)
   01-01-16            5.25                5,000,000                5,519,450
Total                                                              14,382,017

Oregon (0.6%)
Clackamus Community College
  Unlimited General Obligation
  Revenue Bonds Series 2001
  (FGIC Insured)
   06-15-11            5.00                2,250,000                2,513,183
   06-15-12            5.25                1,000,000                1,120,780
Portland Airport Revenue Bonds
  Portland International Airport
  Series 2001 (FGIC Insured) A.M.T.
   07-01-11            5.25                3,335,000                3,662,664
Salem-Keizer School District #24J
  Unlimited General Obligation Bonds
  Series 1999
   06-01-19            5.00                3,500,000                3,652,670
State Department of Administrative Services
  Revenue Bonds Series 2003
  (FSA Insured)
   09-01-06            5.00               10,000,000               10,883,799
State Health Housing
  Educational & Cultural Facilities Authority
  Revenue Bonds Oregon Baptist Retirement
  Homes-Weidler Retirement Center
  Series 1996
   11-15-26            8.00                7,175,000                7,453,462
Total                                                              29,286,558

Pennsylvania (1.8%)
Allegheny County Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA Insured)
   10-01-09            5.00                3,990,000                4,474,386
Beaver County Industrial Development Authority
  Collateralized Pollution Control
  Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25            7.75               11,150,000               12,238,463
Beaver County Industrial Development Authority
  Collateralized Pollution Control
  Refunding Revenue Bonds
  Toledo Edison Series 1995A
   05-01-20            7.75               14,000,000               15,515,220
Delaware River Port Authority
  Refunding Revenue Bonds
  Series 2001A
   01-01-12            5.25                3,130,000                3,529,670
Lehigh County Industrial Development Authority
  Pollution Control Refunding
  Revenue Bonds Series 2003
  (AMBAC Insured)
   11-01-08            3.13                8,000,000                8,186,080
Montgomery County
  Higher Education & Health Authority
  Revenue Bonds
  Temple Continuing Care Center
  Series 1999
   07-01-29            6.75               10,000,000(b)             4,400,000
Philadelphia Gas Works
  Refunding Revenue Bonds
  1975 General Ordinance 17th Series 2003
  (FSA Insured)
   07-01-06            4.00               11,695,000               12,312,847
Philadelphia Gas Works
  Revenue Bonds
  1975 General Ordinance 17th Series 2003
  (FSA Insured)
   07-01-09            5.00                7,650,000                8,499,609
Philadelphia Industrial Development
  Lease Authority Revenue Bonds
  Series 2001B (FSA Insured)
   10-01-13            5.50                7,925,000                9,017,144

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Pennsylvania (cont.)
State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16            5.25%              $1,000,000               $1,128,610
State Unlimited General Obligation
  Refunding Bonds Series 2002
   02-01-12            5.50                5,970,000                6,826,277
Total                                                              86,128,306

Puerto Rico (1.2%)(h)
Commonwealth of Puerto Rico
  Public Improvement Unlimited
  General Obligation Refunding Bonds
  Series 2001A (XLCA Insured)
   07-01-17            5.50                1,000,000                1,153,550
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Bonds Series 1998 (MBIA Insured)
   07-01-23            4.88               40,880,000               42,020,142
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FGIC Insured)
   07-01-14            5.50                3,000,000                3,479,550
Housing Finance Corporation
  Home Mortgage Revenue Bonds
  Mortgaged-Backed Securities
  Series 2001 Inverse Floater A.M.T.
   12-01-28           13.35                3,460,000(d)             3,644,003
Puerto Rico Electric Power Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA Insured)
   07-01-18            5.00                3,775,000                4,166,468
Puerto Rico Public Buildings Authority
  Guaranteed Revenue Bonds
  Residual Certificates Series 2000
  Inverse Floater (FSA Insured)
   07-01-21           13.31                3,120,000(d)             3,788,897
Total                                                              58,252,610

South Carolina (1.2%)
Cherokee County Spring City
  Industrial Development Revenue Bonds
  Knitting Cluett Peabody Series 1979
   09-01-09            7.40                5,200,000                6,080,100
Jobs Economic Development Authority
  1st Mortgage Health Facilities
  Revenue Bonds Westly Commons
  Series 2000
   10-01-31            8.00               10,000,000                9,874,200
Piedmont Municipal Power Agency Electric
  Refunding Revenue Bonds
  Series 1986A
   01-01-24            5.75                7,550,000                7,549,623
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC Insured)
   02-01-08            5.00                3,000,000                3,309,540
   02-01-09            5.00                3,000,000                3,346,410
State Highway Unlimited
  General Obligation Bonds
  Series 2001B
   04-01-12            4.50                6,000,000                6,454,740
State School Facilities
  Unlimited General Obligation Bonds
  Series 2001A
   01-01-10            5.00                2,000,000                2,231,960
State Transportation Infrastructure
  Junior Lien Revenue Bonds
  Series 2001B (AMBAC Insured)
   10-01-31            5.25               10,000,000               10,436,800
State Transportation Infrastructure
  Revenue Bonds Series 1999A
  (AMBAC Insured)
   10-01-14            5.50                6,135,000                6,957,826
Total                                                              56,241,199

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

South Dakota (0.7%)
Heartland Consumers Power District
  Electric System Refunding Revenue Bonds
  Series 1986
   01-01-10            6.00%             $10,205,000              $11,686,971
Sioux Falls Multi-family Housing
  Revenue Bonds Series 1996A
   12-01-34            7.50               11,925,000               11,163,708
State Lease Revenue
  Trust Certificates Series 1993A
  (CGIC Insured)
   09-01-17            6.70                7,260,000                9,245,174
Total                                                              32,095,853

Tennessee (0.4%)
Memphis Unlimited General Obligation
  Public Improvement Bonds Series 2000
   04-01-18            5.25                4,675,000                5,056,620
Nashville & Davidson Counties
  Health & Education Facilities
  1st Mortgage Revenue Bonds
  Blakeford at Green Hills CCRC
  Series 1994A
   07-01-24            9.25               12,230,000               13,034,123
Total                                                              18,090,743

Texas (5.2%)
Aldine Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   02-15-11            5.00                2,000,000                2,217,780
Austin Electric Utility Systems
  Refunding Revenue Bonds
  Series 2002 (FSA Insured)
   11-15-14            5.50                3,485,000                4,007,227
Board of Regents of Texas Tech
  University System Revenue Bonds
  7th Series 2002 (MBIA Insured)
   08-15-09            5.25                1,605,000                1,812,382
Board of Regents of University System
  General Refunding Revenue Bonds
  Series 1986
   08-15-07            6.50                2,565,000                2,819,679
Castlewood Municipal Utility District
  Water & Sewer Systems
  Unlimited Tax & Refunding Revenue Bonds
  Series 1997
   04-01-14            6.75                2,365,000                2,472,537
Colony Municipal Utility
  District #1 Denton County
  Series 1980
   08-01-07            9.25                1,000,000                1,252,650
Corpus Christi Business & Job Development
  Sales Tax Refunding Revenue Bonds
  Series 2002 (AMBAC Insured)
   09-01-25            5.00                3,550,000                3,619,438
Corpus Christi Unlimited General Obligation
  Refunding Bonds Series 2001 (FSA Insured)
   03-01-11            5.00                3,690,000                4,094,018
   03-01-12            5.00                3,400,000                3,719,430
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding
  Revenue Bonds Series 2002
  (Permanent School Fund Guarantee)
   02-15-10            5.00                5,000,000                5,558,450
Dallas Area Rapid Transit
  Senior Lien Revenue Bonds
  Series 2001 (AMBAC Insured)
   12-01-09            5.50                2,000,000                2,298,360
Denison Hospital Authority Hospital
  Pre-refunded Revenue Bonds
  Texoma Medical Center
  Series 1994
   08-15-24            7.10                1,350,000                1,432,593
Duncanville Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32            5.25                5,000,000                5,165,000
EL Paso Health Facilities Development
  Revenue Bonds Series 2001
   08-15-31            7.75                5,000,000                5,141,150
Fate Higher Education Facilities
  Revenue Bonds North Hills School
  Series 2000
   12-01-25            7.75                5,815,000                6,150,293

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Texas (cont.)
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30            5.00%              $2,045,000               $2,069,008
Harris County Health Facilities
  Hospital Revenue Bonds
  Memorial Hospital Series 1992
   06-01-15            7.13                7,120,000                7,321,923
Houston Airport Systems
  Revenue Bonds 2nd Series 2000
  Inverse Floater (FSA Insured) A.M.T.
   07-01-18           13.84                4,350,000(d)             5,135,567
   07-01-19           13.88                2,660,000(d)             3,108,955
Houston Water & Sewer Systems
  Junior Lien Refunding Revenue Bonds
  Series 2002 (AMBAC Insured)
   12-01-10            5.50                4,000,000                4,608,080
Houston Water & Sewer Systems
  Junior Lien Refunding Revenue Bonds
  Series 2002B (AMBAC Insured)
   12-01-15            5.75                5,000,000                5,734,800
Karnes County Public Facility
  Lease Revenue Bonds
  Series 1995
   03-01-15            9.20               13,400,000               14,761,841
Katy Development Authority Metro Contract
  Revenue Bonds Sales Tax
  Series 1999A
   06-01-09            5.75               11,330,000               11,866,248
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA Insured)
   05-15-18            5.00                4,990,000                5,284,410
Lubbock Health Facilities Development
  Corporation Fixed Rate 1st Mortgage
  Revenue Bonds Carillon Series 1999A
   07-01-29            6.50               18,645,000               14,470,197
Montgomery County Municipal Utility
  District #42 Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23            6.88                1,955,000                2,075,897
Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA Insured)
   09-01-09            5.25                8,000,000                9,041,120
North Central Health Facilities
  Development Revenue Bonds
  Retirement Facility Northwest Senior Housing
  Series 1999A
   11-15-29            7.50                3,650,000                3,770,706
Northside Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   02-15-12            5.50                3,720,000                4,197,685
Rio Grande City Consolidated
  Independent School District
  Public Facilities Lease
  Revenue Bonds Series 1995
   07-15-10            6.75                4,000,000                4,343,440
San Antonio Electric & Gas
  Refunding Revenue Bonds
  Series 2003
   02-01-09            5.25               10,000,000               11,218,200
   02-01-10            5.25               10,000,000               11,244,200
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University
  Series 2002 (AMBAC Insured)
   10-01-15            5.50                3,420,000                3,872,808
State Department of Housing & Community Affairs
  Single Family Revenue Bonds
  2nd Series 2002A Inverse Floater
  (MBIA Insured) A.M.T.
   03-01-34           14.03                2,255,000(d)             2,424,351
State Department of Housing & Community Affairs
  Single Family Revenue Bonds
  2nd Series 2002B Inverse Floater
  (MBIA Insured) A.M.T.
   03-01-34           14.02                1,995,000(d)             2,144,605
State Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC Insured)
   02-01-10            5.00               10,650,000               11,826,293

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Texas (cont.)
State Public Finance Authority
  Unlimited General Obligation
  Refunding Bonds Series 1997
   10-01-12            5.00%              $4,275,000               $4,590,153
State Turnpike Authority
  Revenue Bonds
  Series 2002A (AMBAC Insured)
   08-15-39            5.50               10,000,000               10,722,500
State University Financing Systems Revenue Bonds
  Series 1996A
   08-15-13            5.10                2,375,000                2,586,138
   08-15-14            5.13                5,020,000                5,466,730
State University Systems Financing
  Refunding Revenue Bonds
  Series 2002 (FSA Insured)
   03-15-17            5.00                4,260,000                4,512,192
State Water Development Board
  Senior Lien Revenue Bonds
  Series 1998A
   07-15-10            5.25                3,000,000                3,346,830
Tarrant Regional Water District
  Improvement Refunding Revenue
  Bonds Series 2002 (FSA Insured)
   03-01-07            4.00                1,500,000                1,590,840
Texas A & M University Financing Systems
  Refunding Revenue Bonds
  Series 2003B
   05-15-09            5.00                8,000,000                8,903,680
University of Texas
  Permanent University Fund College
  Refunding Revenue Bonds
  Series 2002A
   07-01-09            5.00                7,110,000                7,919,047
Wylie Independent School District
  Unlimited General Obligation
  Refunding Bonds Zero Coupon
  Series 2001 (Permanent School Fund
  Guarantee)
   08-15-12            4.80                3,385,000(c)             2,371,734
Total                                                             244,291,165

Utah (2.0%)
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23            7.10               10,859,000               10,413,564
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24            8.00                3,920,000(b)               751,229
Davis County School District
  Unlimited General Obligation Bonds
  Series 2003
   06-01-10            5.00                2,265,000                2,523,437
   06-01-11            5.00                2,380,000                2,643,728
Eagle Mountain Special Assessment
  Revenue Bonds Special Improvement
  District #00-1 Series 2001
   02-01-21            8.25                6,380,000                6,624,609
Eagle Mountain Special Assessment
  Revenue Bonds Special Improvement
  District #98-1 Series 1999
   12-15-12            6.25               10,455,000               10,546,795
Hurricane Health Facilities
  Development Revenue Bonds
  Mission Health Services
  Series 1990
   07-01-20           10.50                7,095,000(b)             4,257,000
Intermountain Power Agency
  Power Supply
  Pre-refunded Revenue Bonds
  Series 1986 (AMBAC Insured)
   07-01-13            5.00                3,200,000                3,208,064
Intermountain Power Agency
  Power Supply
  Refunding Revenue Bonds
  Series 1998A (MBIA Insured)
   07-01-07            5.00                5,710,000                6,265,355
   07-01-12            5.25               16,600,000               18,377,859
Intermountain Power Agency
  Power Supply
  Residual Certificates
  Series 2000 Inverse Floater
  (MBIA Insured)
   07-01-17           14.58               15,330,000(d)            20,283,429

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Utah (cont.)
Intermountain Power Agency
  Power Supply
  Revenue Bonds Escrowed to Maturity
  Series 1987A (MBIA Insured)
   07-01-12            5.00%              $4,350,000               $4,361,484
State Housing Single Family Mortgage
  Revenue Bonds Cl III
  Series 2003A-1 A.M.T.
   07-01-24            5.13                2,500,000                2,515,225
Total                                                              92,771,778

Vermont (0.1%)
University of Vermont General Obligation
  Revenue Bonds Series 2002
  (AMBAC Insured)
   10-01-15            5.50                2,000,000                2,276,100
   10-01-16            5.50                2,110,000                2,380,882
Total                                                               4,656,982

Virginia (2.0%)
Arlington County Unlimited General
  Obligation Public Improvement
  Bonds Series 2001
   02-01-07            4.50                3,295,000                3,555,503
Chesapeake Public Unlimited General
  Obligation Improvement Bonds
  Series 1996
   05-01-16            5.50                3,500,000                3,827,390
Fairfax County Economic
  Development Authority
  Educational Facilities Revenue Bonds
  Browne Academy Series 1998
   10-01-08            6.00                  860,000                  920,140
   10-01-23            6.45                5,200,000                5,348,252
Fairfax County Public General Obligation
  Improvement Refunding Bonds Series 2001A
   06-01-07            5.00               10,000,000               11,018,300
Fairfax County Redevelopment & Housing
  Authority Multi-family Housing Revenue
  Bonds Burkeshire Commons Series 1996
   10-01-36            7.60               13,000,000               14,001,389
Hampton Unlimited General Obligation
  Public Improvement Refunding Bonds
  Series 2003
   08-01-06            4.00                2,000,000                2,120,760
Henrico County Unlimited General Obligation
  Public Improvement Refunding Bonds
  Series 2003
   01-15-10            5.00                5,790,000                6,463,030
Loudoun County General Obligation
  Public Improvement Bonds Series 2001C
   11-01-12            5.00                3,010,000                3,354,163
Richmond Unlimited General Obligation Bonds
  Series 2002A (FSA Insured)
   07-15-09            5.25                2,150,000                2,435,993
   07-15-10            5.25                2,150,000                2,442,508
State Commonwealth Transportation Board
  Refunding Revenue Bonds
  U.S. Route 58 Corridor Series 2003A
   05-15-06            5.00                7,110,000                7,677,734
State Commonwealth Transportation Board
  Route 28 Refunding Revenue Bonds
  Series 2002
   04-01-17            5.00                4,860,000                5,177,261
State Housing Development Authority
  Revenue Bonds Series 2003A-1
  A.M.T.
   01-01-24            4.85                1,700,000                1,705,576
   01-01-27            4.90                2,850,000                2,863,281
State Public School Authority
  Refunding Revenue Bonds Series 2003B
   08-01-06            4.00                5,000,000                5,295,200
State Unlimited General Obligation Bonds
  Series 2003A
   06-01-09            5.00               15,400,000               17,284,343
Total                                                              95,490,823

Washington (4.6%)
Clark County Refunding Revenue
  Bonds Series 2001B (AMBAC Insured)
   12-01-12            5.25                2,565,000                2,892,935
Everett Water & Sewer Refunding Revenue Bonds
  Series 2003 (MBIA Insured)
   07-01-15            5.00                1,800,000                1,953,180
   07-01-16            5.00                1,890,000                2,032,052
King County Housing Authority
  Pooled Housing Refunding
  Revenue Bonds Series 1995A
   03-01-26            7.20                4,000,000                4,145,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Washington (cont.)
King County Limited General Obligation
  Pre-refunded Bonds Series 2002
   12-01-13            5.50%              $1,385,000               $1,609,301
King County Limited General Obligation
  Un-refunded Revenue Bonds
  Series 2002
   12-01-13            5.50               12,925,000               14,826,138
King County School District #414
  Lake Washington Unlimited
  General Obligation Bonds
  Series 1998
   12-01-07            5.00                6,835,000                7,554,726
Lewis County Public Utilities District #1
  Cowlitz Falls Hydroelectric
  Refunding Revenue Bonds
  Series 2003 (XLCA Insured)
   10-01-10            5.00                3,620,000                4,047,450
Northwest Energy Electric Refunding Revenue Bonds
  Columbia Generating Series 2001A
  (FSA Insured)
   07-01-17            5.50               10,000,000               11,109,700
Northwest Energy Electric Refunding Revenue Bonds
  Project #3 Series 2002B
  (FSA Insured)
   07-01-16            6.00               10,000,000               11,592,700
Northwest Energy Electric Revenue Bonds
  Series 2001 Inverse Floater
  (FSA Insured)
   07-01-18           13.98                7,160,000(d)             9,420,698
Public Power Supply System Linked
  Revenue Bonds
  Series 1993 (FSA Insured)
   07-01-11            5.75               40,000,000               46,068,799
Seattle Drain & Wastewater Refunding
  Revenue Bonds Series 2002
  (FGIC Insured)
   07-01-08            4.00                  900,000                  957,312
   07-01-10            4.50                2,050,000                2,223,348
Snohomish County Public Utility District #1
  Generation System Refunding Revenue
  Bonds Series 1986A
   01-01-20            5.00               17,750,000               19,375,545
Spokane Public Facilities District
  Hotel Motel & Sales Tax Revenue Bonds
  Series 2003 (MBIA Insured)
   12-01-28            5.75                3,195,000                3,515,043
State Housing Finance Commission
  Refunding Revenue Bonds
  Horizon House
  Series 1995A
  (Radian Group Financial Guaranty)
   07-01-17            6.00                3,700,000                3,861,949
   07-01-27            6.13                3,845,000                3,979,690
State Limited General Obligation Various Purpose
  Refunding Revenue Bonds
  Series 2002R (MBIA Insured)
   01-01-16            5.00               15,000,000               15,933,000
State Unlimited General Obligation Bonds
  Residual 1st Series 2000
  Inverse Floater
   07-01-18           14.37                4,010,000(d)             5,392,688
State Unlimited General Obligation Bonds
  Residual 2nd Series 2000
  Inverse Floater
   07-01-19           14.34                3,975,000(d)             5,272,043
Tacoma Electric System
  Refunding Revenue Bonds
  Series 2001A (FSA Insured)
   01-01-20            5.75                5,000,000                5,595,650
   01-01-21            5.63               16,000,000               17,389,920
Tacoma Electric System
  Refunding Revenue Bonds
  Series 2001B (FSA Insured)
   01-01-07            5.50                5,780,000                6,369,907
   01-01-12            5.50                5,000,000                5,669,350
Washington Multnomah & Yamhill Counties
  Unlimited General Obligation Revenue Bonds
  Hillsboro District Series 2001 (MBIA Insured)
   06-01-11            5.00                2,995,000                3,343,738
Total                                                             216,132,062

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Name of              Coupon                Principal              Value(a)
issuer and            rate                  amount
title of
issue(e,f)

Wisconsin (0.6%)
Dane County Unlimited General Obligation
  Bonds Series 2002B
   06-01-09            5.00%              $2,860,000               $3,187,127
   06-01-10            5.00                2,955,000                3,297,691
Milwaukee Unlimited General Obligation
  Refunding Bonds Series 2002A
  (FSA Insured)
   09-01-14            5.25               10,000,000               11,256,300
State Health & Educational Facilities Authority
  Revenue Bonds FH Healthcare Development
  Series 1999
   11-15-28            6.25                5,000,000                5,245,350
State Unlimited General Obligation Bonds
  Series 2000A
   05-01-07            5.50                4,285,000                4,751,165
State Unlimited General Obligation Bonds
  Series 2000C
   05-01-15            5.30                2,000,000                2,183,000
Total                                                              29,920,633

Wyoming (0.3%)
State Community Development Authority
  Housing Revenue Bonds 1st Series 2002
  Inverse Floater A.M.T.
   06-01-33           14.17                3,560,000(d)             3,893,180
State Community Development Authority
  Revenue Bonds Series 2001
  Inverse Floater (FSA Insured) A.M.T.
   12-01-21           13.50                3,730,000(d)             3,987,109
State Farm Loan Board Capital Facilities
  Revenue Bonds Series 1994
   04-01-24            6.10                5,000,000                5,204,950
Total                                                              13,085,239

Total municipal bonds
(Cost: $4,205,664,633)                                         $4,425,539,479

Municipal notes (3.8%)

Issuer(e,f,g)         Effective              Amount                     Value(a)
                        yield              payable at
                                            maturity

Alabama (0.3%)
Columbia Industrial Development Board
  Pollution Control Revenue Bonds
  (Alabama Power) V.R. Series 1995A
   05-01-22            1.10%              $5,600,000               $5,600,000
Parrish Industrial Development Board
  Pollution Control Refunding Revenue Bonds
  (Alabama Power) V.R. Series 1994
   06-01-15            1.10                8,850,000                8,850,000
Total                                                              14,450,000

Alaska (0.1%)
Valdez Marine Terminal Refunding Revenue Bonds
  (Exxon Pipeline) V.R. Series 1993C
   12-01-33            1.05                5,700,000                5,700,000

California (0.3%)
State Infrastructure & Economic Development Bank
  Industrial Revenue Bonds
  (Rand Corporation) V.R. Series 2002B
  (J.P. Morgan Chase) (AMBAC Insured)
   04-01-42            1.05                8,200,000                8,200,000
State Water Resources Department
  Power Supply Revenue Bonds
  V.R. Series 2002B2 (BNP Paribas)
   05-01-22            1.10                5,000,000                5,000,000
Total                                                              13,200,000

District of Columbia (0.2%)
District of Columbia Multimodal (Medlantic)
  Revenue Bonds
  V.R. Series 1998B (FSA Insured)
   08-15-38            1.10                8,400,000                8,400,000

Idaho (0.1%)
State Health Facilities Authority
  Revenue Bonds
  (St. Luke's Regional Medical Center Project)
  V.R. Series 1995
  (Harris Trust & Savings Bank)
   05-01-22            1.10                6,300,000                6,300,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Issuer(e,f,g)         Effective              Amount                     Value(a)
                        yield              payable at
                                            maturity

Illinois (0.2%)
Illinois Development Finance Authority
  Revenue Bonds
  (YMCA Metropolitan Chicago Project)
  V.R. Series 2001 (Harris Trust & Savings Bank)
   06-01-29            1.10%              $8,700,000               $8,700,000

Iowa (0.1%)
State Finance Authority Private College
  Revenue Bonds (Morningside College)
  V.R. Series 2001 (Firstar Bank)
   07-01-26            1.15                4,400,000                4,400,000

Kansas (0.2%)
Olathe Health Facilities
  Revenue Bonds
  Olathe Medical Center
  V.R. Series 2002A
  (Bank of America) (AMBAC Insured)
   09-01-32            1.10                7,300,000                7,300,000

Kentucky (0.3%)
Breckinridge County Association
  of Counties Leasing Trust Revenue Bonds
  V.R. Series 2002A (U.S. Bank)
   02-01-32            1.10                7,865,000                7,865,000
Louisville & Jefferson County
  Special Facilities Revenue Bonds
  V.R. Series 1999A A.M.T.
   01-01-29            1.12                2,700,000                2,700,000
   01-01-29            1.12                2,000,000                2,000,000
Total                                                              12,565,000

Minnesota (0.1%)
State Higher Education
  Facilities Authority Revenue Bonds
  St. Olaf College V.R. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30            1.10                4,100,000                4,100,000

Missouri (0.4%)
State Development Finance Board
  Lease Revenue Bonds
  V.R. Series 2003 (U.S. Bank)
   06-01-33            1.15                  700,000                  700,000
State Development Finance Board
  Revenue Bonds (Nelson Gallery Foundation)
  V.R. Series 2001B
  (J.P. Morgan Chase) (MBIA Insured)
   12-01-31            1.10               14,600,000               14,600,000
State Health & Education Facilities
  Authority Revenue Bonds Cox Health System
  V.R. Series 2002
  (Bank of Nova Scotia) (AMBAC Insured)
   06-01-22            1.10                1,800,000                1,800,000
Total                                                              17,100,000

Ohio (0.3%)
Cuyahoga County Ohio
  Revenue Bonds (Cleveland Clinic)
  V.R. Series 2003B1
   01-01-35            1.10                5,600,000                5,600,000
State Air Quality Development Authority
  Pollution Control Revenue Bonds
  V.R. Series 1988C Barclays Bank A.M.T.
   09-01-18            1.10               10,000,000               10,000,000
Total                                                              15,600,000

Tennessee (0.5%)
Clarksville Public Building Authority
  Revenue Bonds
  V.R. Series 2001 (Bank of America)
   07-01-31            1.11               14,200,000               14,200,000
Clarksville Public Building Authority
  Revenue Bonds
  V.R. Series 2003 (Bank of America)
   01-01-33            1.11               11,600,000               11,600,000
Total                                                              25,800,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Issuer(e,f,g)         Effective              Amount                     Value(a)
                        yield              payable at
                                            maturity

Texas (0.6%)
Gulf Coast Waste Disposal Authority
  Pollution Control
  Refunding Revenue Bonds (Amoco Oil)
  V.R. Series 1992
   10-01-17            1.05%              $8,500,000               $8,500,000
Harris County Health Facilities Development
  Refunding Revenue Bonds
  (Methodist Hospital) V.R. Series 2002
   12-01-32            1.10                6,700,000                6,700,000
Harris County Health Facilities Development
  Revenue Bonds
  (St. Luke's Episcopal Hospital)
  V.R. Series 2001B
   02-15-31            1.10               10,000,000               10,000,000
Harris County Health Facilities Development
  Revenue Bonds
  (Texas Children's Hospital)
  V.R. Series 1999B1
  (Morgan Guaranty Trust) (MBIA Insured)
   10-01-29            1.12                2,500,000                2,500,000
Total                                                              27,700,000

Utah (0.2%)
Emery County
  Pollution Control Revenue Bonds
  (Pacificorp) V.R. Series 1994
  (Bank of Nova Scotia) (AMBAC Insured)
   11-01-24            1.10                5,200,000                5,200,000
Emery County
  Pollution Control Refunding Revenue Bonds
  (Pacificorp) V.R. Series 1994
  (Bank of Nova Scotia) (AMBAC Insured)
   11-01-24            1.10                1,900,000                1,900,000
Total                                                               7,100,000

Total municipal notes
(Cost: $178,415,000)                                             $178,415,000

Total investments in securities
(Cost: $4,384,079,633)(j)                                      $4,603,954,479

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2003. As of Nov. 30, 2003, the value of inverse floaters represented 5.9% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --   ACA Financial Guaranty Corporation

     AMBAC      --   American Municipal Bond Association Corporation

     BIG        --   Bond Investors Guarantee

     CGIC       --   Capital Guaranty Insurance Company

     FGIC       --   Financial Guaranty Insurance Company

     FHA        --   Federal Housing Authority

     FNMA       --   Federal National Mortgage Association

     FHLMC      --   Federal Home Loan Mortgage Corporation

     FSA        --   Financial Security Assurance

     GNMA       --   Government National Mortgage Association

     MBIA       --   MBIA Insurance Corporation

     XLCA       --   XL Capital Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --   Alternative Minimum Tax -- As of Nov. 30, 2003, the
                     value of securities subject to alternative minimum tax represented 9.2% of net assets.

     B.A.N.     --   Bond Anticipation Note

     C.P.       --   Commercial Paper

     R.A.N.     --   Revenue Anticipation Note

     T.A.N.     --   Tax Anticipation Note

     T.R.A.N.   --   Tax & Revenue Anticipation Note

     V.R.       --   Variable Rate

     V.R.D.B.   --   Variable Rate Demand Bond

     V.R.D.N.   --   Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer/obligor or third party, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2003.

(h) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.2% of net assets as of Nov. 30, 2003.

(i) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Nov. 30, 2003, the cost of securities for federal income tax purposes was $4,381,567,038 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $267,728,024
     Unrealized depreciation                                    (45,340,583)
                                                                -----------
     Net unrealized appreciation                               $222,387,441
                                                               ------------

--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $4,384,079,633)                            $4,603,954,479
Accrued interest receivable                                        76,531,280
Receivable for investment securities sold                          10,496,649
                                                                   ----------
Total assets                                                    4,690,982,408
                                                                -------------
Liabilities
Disbursements in excess of cash on demand deposit                     387,765
Payable for investment securities purchased                        14,208,501
Accrued investment management services fee                            114,803
Other accrued expenses                                                 89,341
                                                                       ------
Total liabilities                                                  14,800,410
                                                                   ----------
Net assets                                                     $4,676,181,998
                                                               ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 2003
Investment income
Income:
Interest                                                                     $254,520,768
                                                                             ------------
Expenses (Note 2):
Investment management services fee                                             21,646,724
Compensation of board members                                                      23,800
Custodian fees                                                                    255,514
Audit fees                                                                         37,500
Other                                                                              77,573
                                                                                   ------
Total expenses                                                                 22,041,111
                                                                               ----------
Investment income (loss) -- net                                               232,479,657
                                                                              -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                     35,100,073
Net change in unrealized appreciation (depreciation) on investments            46,777,876
                                                                               ----------
Net gain (loss) on investments                                                 81,877,949
                                                                               ----------
Net increase (decrease) in net assets resulting from operations              $314,357,606
                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
43   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                                              2003                2002
Operations
Investment income (loss) -- net                                            $  232,479,657     $   275,460,240
Net realized gain (loss) on investments                                        35,100,073          27,369,666
Net change in unrealized appreciation (depreciation) on investments            46,777,876         (52,589,346)
                                                                               ----------         -----------
Net increase (decrease) in net assets resulting from operations               314,357,606         250,240,560
                                                                              -----------         -----------
Proceeds from contributions                                                    76,569,328       1,130,523,498
Fair value of withdrawals                                                    (601,947,716)     (1,480,022,481)
                                                                             ------------      --------------
Net contributions (withdrawals) from partners                                (525,378,388)       (349,498,983)
                                                                             ------------        ------------
Total increase (decrease) in net assets                                      (211,020,782)        (99,258,423)
Net assets at beginning of year                                             4,887,202,780       4,986,461,203
                                                                            -------------       -------------
Net assets at end of year                                                  $4,676,181,998     $ 4,887,202,780
                                                                           ==============     ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Fund may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
45   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
46   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or loss when the swap is terminated. The Portfolio did not enter into any swap agreements for the year ended Nov. 30, 2003.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
47   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,043,672,101 and $2,423,571,144, respectively, for the year ended Nov. 30, 2003. Realized gains and losses are determined on an identified cost basis.

4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended Nov. 30,                                           2003     2002     2001     2000     1999
Ratio of expenses to average daily net assets(a)                        .45%     .45%     .45%     .45%     .45%
Ratio of net investment income (loss) to average daily net assets      4.79%    5.58%    5.99%    6.25%    6.01%
Portfolio turnover rate (excluding short-term securities)                44%      37%      37%      15%      16%
Total return(b)                                                        6.61%    5.17%    7.28%    7.05%   (1.27%)

Notes to financial highlights

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
48   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS

TAX-FREE INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2003, and the financial highlights for each of the years in the five-year period ended November 30, 2003. These financial statements and the financial highlights are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 9, 2004

--------------------------------------------------------------------------------
49   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund

Nov. 30, 2003
Assets
Investment in Portfolio (Note 1)                                                            $4,676,057,965
Capital shares receivable                                                                          150,690
                                                                                                   -------
Total assets                                                                                 4,676,208,655
                                                                                             -------------
Liabilities
Dividends payable to shareholders                                                                3,717,215
Capital shares payable                                                                           2,190,406
Accrued distribution fee                                                                            78,491
Accrued transfer agency fee                                                                          7,446
Accrued administrative services fee                                                                  8,055
Other accrued expenses                                                                             130,853
                                                                                                   -------
Total liabilities                                                                                6,132,466
                                                                                                 ---------
Net assets applicable to outstanding capital stock                                          $4,670,076,189
                                                                                            ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                    $   10,477,298
Additional paid-in capital                                                                   4,459,992,610
Undistributed net investment income                                                              2,590,195
Accumulated net realized gain (loss) (Note 4)                                                  (22,854,976)
Unrealized appreciation (depreciation) on investments                                          219,871,062
                                                                                               -----------
Total -- representing net assets applicable to outstanding capital stock                    $4,670,076,189
                                                                                            ==============
Net assets applicable to outstanding shares:               Class A                          $4,320,723,433
                                                           Class B                          $  318,962,539
                                                           Class C                          $   30,388,206
                                                           Class Y                          $        2,011
Net asset value per share of outstanding capital stock:    Class A shares    969,343,529    $         4.46
                                                           Class B shares     71,570,379    $         4.46
                                                           Class C shares      6,815,485    $         4.46
                                                           Class Y shares            451    $         4.46
                                                                             -----------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30, 2003
Investment income
Income:
Interest                                                                                      $254,523,191
                                                                                              ------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                               22,040,564
Distribution fee
   Class A                                                                                      11,165,143
   Class B                                                                                       3,459,931
   Class C                                                                                         301,034
Transfer agency fee                                                                              2,046,323
Incremental transfer agency fee
   Class A                                                                                         199,070
   Class B                                                                                          35,621
   Class C                                                                                           4,489
Service fee -- Class Y                                                                               3,152
Administrative services fees and expenses                                                        1,546,469
Compensation of board members                                                                       15,158
Printing and postage                                                                               346,546
Registration fees                                                                                  102,808
Audit fees                                                                                          12,500
Other                                                                                               70,259
                                                                                                    ------
Total expenses                                                                                  41,349,067
   Earnings credits on cash balances (Note 2)                                                      (49,307)
                                                                                                   -------
Total net expenses                                                                              41,299,760
                                                                                                ----------
Investment income (loss) -- net                                                                213,223,431
                                                                                               -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                      35,100,026
Net change in unrealized appreciation (depreciation) on investments                             46,775,916
                                                                                                ----------
Net gain (loss) on investments                                                                  81,875,942
                                                                                                ----------
Net increase (decrease) in net assets resulting from operations                               $295,099,373
                                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30,                                                              2003                2002
Operations and distributions
Investment income (loss) -- net                                            $  213,223,431     $   256,176,182
Net realized gain (loss) on investments                                        35,100,026          27,370,563
Net change in unrealized appreciation (depreciation) on investments            46,775,916         (52,589,623)
                                                                               ----------         -----------
Net increase (decrease) in net assets resulting from operations               295,099,373         230,957,122
                                                                              -----------         -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                 (196,732,371)       (242,147,882)
     Class B                                                                  (12,617,982)        (15,457,460)
     Class C                                                                   (1,095,403)           (961,388)
     Class Y                                                                     (143,971)           (209,572)
                                                                                 --------            --------
Total distributions                                                          (210,589,727)       (258,776,302)
                                                                             ------------        ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                    304,504,767       1,371,898,888
   Class B shares                                                              45,786,374          74,897,874
   Class C shares                                                              11,190,030          18,771,048
   Class Y shares                                                              24,598,876          23,674,528
Reinvestment of distributions at net asset value
   Class A shares                                                             137,086,554         168,865,702
   Class B shares                                                               9,548,181          11,824,301
   Class C shares                                                                 915,465             808,790
Payments for redemptions
   Class A shares                                                            (701,141,472)     (1,657,598,415)
   Class B shares (Note 2)                                                    (96,949,243)        (54,332,084)
   Class C shares (Note 2)                                                     (9,718,637)         (6,338,475)
   Class Y shares                                                             (24,669,536)        (23,813,790)
                                                                              -----------         -----------
Increase (decrease) in net assets from capital share transactions            (298,848,641)        (71,341,633)
                                                                             ------------         -----------
Total increase (decrease) in net assets                                      (214,338,995)        (99,160,813)
Net assets at beginning of year                                             4,884,415,184       4,983,575,997
                                                                            -------------       -------------
Net assets at end of year                                                  $4,670,076,189     $ 4,884,415,184
                                                                           ==============     ===============
Undistributed (excess of distributions over) net investment income         $    2,590,195     $    (2,687,637)
                                                                           --------------     ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Fund may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
53   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                     2003          2002

Class A
Distributions paid from:
   Ordinary income -- tax-exempt distributions*    $196,732,371  $242,147,882
   Long-term capital gain                                    --            --

Class B
Distributions paid from:
   Ordinary income -- tax-exempt distributions*      12,617,982    15,457,460
   Long-term capital gain                                    --            --

Class C
Distributions paid from:
   Ordinary income -- tax-exempt distributions*       1,095,403       961,388
   Long-term capital gain                                    --            --

Class Y
Distributions paid from:
   Ordinary income -- tax-exempt distributions*         143,971       209,572
   Long-term capital gain                                    --            --

* Tax-exempt distributions were 99.51% and 99.07% for the years ended 2003 and 2002, respectively.

As of Nov. 30, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                  $  4,094,060
Accumulated long-term gain (loss)                                $(11,998,203)
Unrealized appreciation (depreciation)                           $211,227,639

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
54   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19.50 for Class A, $20.50 for Class B, $20 for Class C and $17.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
55   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $4,069,910 for Class A, $386,941 for Class B and $11,185 for Class C for the year ended Nov. 30, 2003.

During the year ended Nov. 30, 2003, the Fund's transfer agency fees were reduced by $49,307 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                         Year ended Nov. 30, 2003
                                           Class A        Class B        Class C      Class Y
Sold                                    68,279,982     10,289,290      2,514,255    5,553,083
Issued for reinvested distributions     30,828,048      2,148,009        205,798           --
Redeemed                              (157,854,968)   (21,657,073)    (2,184,225)  (5,553,083)
                                      ------------    -----------     ----------   ----------
Net increase (decrease)                (58,746,938)    (9,219,774)       535,828           --
                                      ------------    -----------     ----------   ----------
                                                         Year ended Nov. 30, 2002
                                           Class A        Class B        Class C      Class Y
Sold                                   312,995,210     16,944,001      4,246,075    5,384,874
Issued for reinvested distributions     38,294,801      2,681,905        183,099           --
Redeemed                              (377,421,852)   (12,308,925)    (1,431,039)  (5,384,874)
                                      ------------    -----------     ----------   ----------
Net increase (decrease)                (26,131,841)     7,316,981      2,998,135           --
                                      ------------    -----------     ----------   ----------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $11,998,203 as of Nov. 30, 2003 that will expire in 2007 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 2003.

--------------------------------------------------------------------------------
56   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                           2003     2002     2001    2000     1999
Net asset value, beginning of period                                  $4.38    $4.41    $4.36   $4.34    $4.68
Income from investment operations:
Net investment income (loss)                                            .20      .23      .25     .25      .26
Net gains (losses) (both realized and unrealized)                       .07     (.03)     .06     .02     (.34)
Total from investment operations                                        .27      .20      .31     .27     (.08)
Less distributions:
Dividends from net investment income                                   (.19)    (.23)    (.26)   (.25)    (.26)
Net asset value, end of period                                        $4.46    $4.38    $4.41   $4.36    $4.34

Ratios/supplemental data
Net assets, end of period (in millions)                              $4,321   $4,503   $4,645  $4,582   $5,110
Ratio of expenses to average daily net assets(c)                       .79%     .79%     .80%    .79%     .74%
Ratio of net investment income (loss) to average daily net assets     4.46%    5.26%    5.66%   5.93%    5.73%
Portfolio turnover rate (excluding short-term securities)               44%      37%      37%     15%      16%
Total return(e)                                                       6.39%    4.71%    7.09%   6.55%   (1.86%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
57   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                           2003     2002     2001    2000     1999
Net asset value, beginning of period                                  $4.38    $4.41    $4.36   $4.34    $4.68
Income from investment operations:
Net investment income (loss)                                            .17      .20      .22     .22      .23
Net gains (losses) (both realized and unrealized)                       .07     (.03)     .05     .02     (.34)
Total from investment operations                                        .24      .17      .27     .24     (.11)
Less distributions:
Dividends from net investment income                                   (.16)    (.20)    (.22)   (.22)    (.23)
Net asset value, end of period                                        $4.46    $4.38    $4.41   $4.36    $4.34

Ratios/supplemental data
Net assets, end of period (in millions)                                $319     $354     $324    $281     $311
Ratio of expenses to average daily net assets(c)                      1.55%    1.55%    1.56%   1.55%    1.50%
Ratio of net investment income (loss) to average daily net assets     3.70%    4.49%    4.89%   5.18%    4.99%
Portfolio turnover rate (excluding short-term securities)               44%      37%      37%     15%      16%
Total return(e)                                                       5.60%    3.93%    6.28%   5.75%   (2.58%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
58   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                           2003     2002     2001   2000(b)
Net asset value, beginning of period                                  $4.38    $4.41    $4.36   $4.29
Income from investment operations:
Net investment income (loss)                                            .17      .20      .22     .09
Net gains (losses) (both realized and unrealized)                       .07     (.03)     .05     .07
Total from investment operations                                        .24      .17      .27     .16
Less distributions:
Dividends from net investment income                                   (.16)    (.20)    (.22)   (.09)
Net asset value, end of period                                        $4.46    $4.38    $4.41   $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                                 $30      $28      $14      $2
Ratio of expenses to average daily net assets(c)                      1.56%    1.55%    1.56%   1.55%(d)
Ratio of net investment income (loss) to average daily net assets     3.70%    4.46%    4.93%   5.28%(d)
Portfolio turnover rate (excluding short-term securities)               44%      37%      37%     15%
Total return(e)                                                       5.59%    3.93%    6.29%   3.90%(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
59   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                           2003     2002     2001    2000     1999
Net asset value, beginning of period                                  $4.38    $4.42    $4.38   $4.35    $4.68
Income from investment operations:
Net investment income (loss)                                            .21      .24      .26     .26      .26
Net gains (losses) (both realized and unrealized)                       .07     (.04)     .04     .03     (.33)
Total from investment operations                                        .28      .20      .30     .29     (.07)
Less distributions:
Dividends from net investment income                                   (.20)    (.24)    (.26)   (.26)    (.26)
Net asset value, end of period                                        $4.46    $4.38    $4.42   $4.38    $4.35

Ratios/supplemental data
Net assets, end of period (in millions)                                 $--      $--      $--      $4       $6
Ratio of expenses to average daily net assets(c)                       .64%     .63%     .64%    .64%     .64%
Ratio of net investment income (loss) to average daily net assets     4.44%    6.29%    5.66%   6.14%    5.77%
Portfolio turnover rate (excluding short-term securities)               44%      37%      37%     15%      16%
Total return(e)                                                       6.51%    4.62%    6.91%   6.92%   (1.56%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
60   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP HIGH YIELD TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund (a series of AXP High Yield Tax-Exempt Series, Inc.) as of November 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2003, and the financial highlights for each of the years in the five-year period ended November 30, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund as of November 30, 2003, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 9, 2004

--------------------------------------------------------------------------------
61   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP High Yield Tax-Exempt Fund
Fiscal year ended Nov. 30, 2003

Class A
Income distributions -- 99.51% are tax-exempt.

Payable date                                                  Per share
Dec. 20, 2002                                                  $0.01469
Jan. 22, 2003                                                   0.01876
Feb. 21, 2003                                                   0.01709
March 24, 2003                                                  0.01785
April 24, 2003                                                  0.01632
May 23, 2003                                                    0.01520
June 23, 2003                                                   0.01628
July 24, 2003                                                   0.01581
Aug. 22, 2003                                                   0.01518
Sept. 22, 2003                                                  0.01631
Oct. 23, 2003                                                   0.01594
Nov. 21, 2003                                                   0.01454
Total distributions                                            $0.19397

Class B

Income distributions -- 99.51% are tax-exempt.

Payable date                                                  Per share
Dec. 20, 2002                                                  $0.01241
Jan. 22, 2003                                                   0.01572
Feb. 21, 2003                                                   0.01433
March 24, 2003                                                  0.01498
April 24, 2003                                                  0.01347
May 23, 2003                                                    0.01250
June 23, 2003                                                   0.01331
July 24, 2003                                                   0.01292
Aug. 22, 2003                                                   0.01255
Sept. 22, 2003                                                  0.01349
Oct. 23, 2003                                                   0.01309
Nov. 21, 2003                                                   0.01187
Total distributions                                            $0.16064

--------------------------------------------------------------------------------
62   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Class C

Income distributions -- 99.51% are tax-exempt.

Payable date                                                  Per share
Dec. 20, 2002                                                  $0.01241
Jan. 22, 2003                                                   0.01572
Feb. 21, 2003                                                   0.01433
March 24, 2003                                                  0.01497
April 24, 2003                                                  0.01346
May 23, 2003                                                    0.01250
June 23, 2003                                                   0.01334
July 24, 2003                                                   0.01291
Aug. 22, 2003                                                   0.01253
Sept. 22, 2003                                                  0.01348
Oct. 23, 2003                                                   0.01308
Nov. 21, 2003                                                   0.01186
Total distributions                                            $0.16059

Class Y

Income distributions -- 99.51% are tax-exempt.

Payable date                                                  Per share
Dec. 20, 2002                                                  $0.01508
Jan. 22, 2003                                                   0.01929
Feb. 21, 2003                                                   0.01743
March 24, 2003                                                  0.01816
April 24, 2003                                                  0.01669
May 23, 2003                                                    0.01575
June 23, 2003                                                   0.01686
July 24, 2003                                                   0.01575
Aug. 22, 2003                                                   0.01562
Sept. 22, 2003                                                  0.01688
Oct. 23, 2003                                                   0.01652
Nov. 21, 2003                                                   0.01490
Total distributions                                            $0.19893

Source of distributions

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2003 was 14.18%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
63   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2003 are listed below.

Alabama                         0.617%    Nebraska                        0.457%
Alaska                          0.538     Nevada                          0.717
Arizona                         2.471     New Hampshire                   0.089
Arkansas                        0.273     New Jersey                      1.075
California                     11.100     New Mexico                      0.998
Colorado                        6.569     New York                        6.380
Connecticut                     3.303     North Carolina                  4.904
Florida                         6.952     Ohio                            1.768
Georgia                         1.941     Oklahoma                        0.252
Hawaii                          2.058     Oregon                          0.805
Idaho                           0.003     Pennsylvania                    2.380
Illinois                        4.804     Puerto Rico                     1.356
Indiana                         1.315     South Carolina                  1.294
Iowa                            0.466     South Dakota                    0.830
Kansas                          0.365     Tennessee                       0.508
Kentucky                        0.663     Texas                           5.898
Louisiana                       1.214     Utah                            2.791
Maine                           0.326     Vermont                         0.080
Maryland                        1.912     Virginia                        1.557
Massachusetts                   2.457     Washington                      4.522
Michigan                        3.835     Washington, DC                  0.276
Minnesota                       4.158     West Virginia                   0.481
Mississippi                     1.132     Wisconsin                       0.722
Missouri                        0.835     Wyoming                         0.553

--------------------------------------------------------------------------------
64   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held        Principal occupation during past   Other directorships
                                   with Fund and        five years
                                   length of service
---------------------------------- -------------------- ---------------------------------- ---------------------------
Arne H. Carlson                    Board member         Chair, Board Services
901 S. Marquette Ave.              since 1999           Corporation (provides
Minneapolis, MN 55402                                   administrative services to
Age 69                                                  boards). Former Governor  of
                                                        Minnesota
---------------------------------- -------------------- ---------------------------------- ---------------------------
Philip J. Carroll, Jr.             Board member         Retired Chairman and CEO,  Fluor   Scottish Power PLC,
901 S. Marquette Ave.              since 2002           Corporation (engineering and       Vulcan Materials Company,
Minneapolis, MN 55402                                   construction) since 1998           Inc. (construction
Age 65                                                                                     materials/chemicals)
---------------------------------- -------------------- ---------------------------------- ---------------------------
Livio D. DeSimone                  Board member         Retired Chair of the Board and     Cargill, Incorporated
30 Seventh Street East             since 2001           Chief Executive Officer,           (commodity merchants and
Suite 3050                                              Minnesota Mining and               processors), General
St. Paul, MN 55101-4901                                 Manufacturing (3M)                 Mills, Inc. (consumer
Age 69                                                                                     foods), Vulcan Materials
                                                                                           Company (construction
                                                                                           materials/ chemicals),
                                                                                           Milliken & Company
                                                                                           (textiles and chemicals),
                                                                                           and Nexia Biotechnologies,
                                                                                           Inc.
---------------------------------- -------------------- ---------------------------------- ---------------------------
Heinz F. Hutter*                   Board member         Retired President and Chief
901 S. Marquette Ave.              since 1994           Operating Officer, Cargill,
Minneapolis, MN 55402                                   Incorporated (commodity
Age 74                                                  merchants and processors)
---------------------------------- -------------------- ---------------------------------- ---------------------------
Anne P. Jones                      Board member         Attorney and Consultant
901 S. Marquette Ave.              since 1985
Minneapolis, MN 55402
Age 68
---------------------------------- -------------------- ---------------------------------- ---------------------------
Stephen R. Lewis, Jr.**            Board member         Retired President and Professor    Valmont Industries, Inc.
901 S. Marquette Ave.              since 2002           of Economics, Carleton College     (manufactures irrigation
Minneapolis, MN 55402                                                                      systems)
Age 64
---------------------------------- -------------------- ---------------------------------- ---------------------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
65   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                 Position held        Principal occupation during past   Other directorships
                                   with Fund and        five years
                                   length of service
---------------------------------- -------------------- ---------------------------------- ---------------------------
Alan G. Quasha                     Board member         President, Quadrant Management,    Compagnie Financiere
901 S. Marquette Ave.              since 2002           Inc. (management of private        Richemont AG (luxury
Minneapolis, MN 55402                                   equities)                          goods), Harken Energy
Age 53                                                                                     Corporation (oil and gas
                                                                                           exploration) and SIRIT
                                                                                           Inc. (radio frequency
                                                                                           identification technology)
---------------------------------- -------------------- ---------------------------------- ---------------------------
Alan K. Simpson                    Board member         Former three-term United States    Biogen, Inc.
1201 Sunshine Ave.                 since 1997           Senator for Wyoming                (biopharmaceuticals)
Cody, WY 82414
Age 71
---------------------------------- -------------------- ---------------------------------- ---------------------------
Alison Taunton-Rigby               Board member since   President, Forester Biotech
901 S. Marquette Ave.              2002                 since 2000. Former President and
Minneapolis, MN 55402                                   CEO, Aquila Biopharmaceuticals,
Age 59                                                  Inc.
---------------------------------- -------------------- ---------------------------------- ---------------------------

Board Members Affiliated with AEFC***

Name, address, age                 Position held        Principal occupation during past   Other directorships
                                   with Fund and        five years
                                   length of service
---------------------------------- -------------------- ---------------------------------- ---------------------------
Barbara H. Fraser                  Board member since   Executive Vice President -  AEFA
1546 AXP Financial Center          2002                 Products and Corporate Marketing
Minneapolis, MN 55474                                   of AEFC since 2002. President -
Age 53                                                  Travelers Check Group, American
                                                        Express Company,  2001-2002.
                                                        Management Consultant, Reuters,
                                                        2000-2001. Managing Director -
                                                        International Investments,
                                                        Citibank Global,  1999-2000.
                                                        Chairman and CEO, Citicorp
                                                        Investment Services and
                                                        Citigroup Insurance Group, U.S.,
                                                        1998-1999
---------------------------------- -------------------- ---------------------------------- ---------------------------
Stephen W. Roszell                 Board member since   Senior Vice President -
50238 AXP Financial Center         2002, Vice           Institutional Group of AEFC
Minneapolis, MN 55474              President  since
Age 54                             2002
---------------------------------- -------------------- ---------------------------------- ---------------------------
William F. Truscott                Board member         Senior Vice President - Chief
53600 AXP Financial Center         since 2001,  Vice    Investment Officer of AEFC since
Minneapolis, MN 55474              President  since     2001. Former Chief Investment
Age 42                             2002                 Officer and Managing Director,
                                                        Zurich Scudder Investments
---------------------------------- -------------------- ---------------------------------- ---------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
66   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                 Position held        Principal occupation during past   Other directorships
                                   with Fund and        five years
                                   length of service
---------------------------------- -------------------- ---------------------------------- ---------------------------
Jeffrey P. Fox                     Treasurer since      Vice President - Investment
50005 AXP Financial Center         2002                 Accounting, AEFC, since 2002;
Minneapolis, MN 55474                                   Vice President - Finance,
Age 48                                                  American Express Company,
                                                        2000-2002;  Vice President -
                                                        Corporate Controller, AEFC,
                                                        1996-2000
---------------------------------- -------------------- ---------------------------------- ---------------------------
Paula R. Meyer                     President since      Senior Vice President and
596 AXP Financial Center           2002                 General Manager - Mutual Funds,
Minneapolis, MN 55474                                   AEFC, since 2002; Vice President
Age 49                                                  and Managing Director - American
                                                        Express Funds, AEFC, 2000-2002;
                                                        Vice President, AEFC,  1998-2000
---------------------------------- -------------------- ---------------------------------- ---------------------------
Leslie L. Ogg                      Vice President,      President of Board Services
901 S. Marquette Ave.              General Counsel,     Corporation
Minneapolis, MN 55402              and Secretary
Age 65                             since 1978
---------------------------------- -------------------- ---------------------------------- ---------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after Aug. 1, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
67   --   AXP HIGH YIELD TAX-EXEMPT FUND   --   2003 ANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

           (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

           (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone, Anne P. Jones, and Alan G. Quasha, each qualify as audit committee financial experts.

Item 4.    Principal Accountant Fees and Services.  Not applicable at this time.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9. Submission of matters to a vote of security holders. Not applicable at this time.

Item 10.   Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.   Exhibits.

           (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP High Yield Tax-Exempt Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          February 3, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          February 3, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          February 3, 2004